Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	NICOLET BANKSHARES INC
Entity Central Index Key	0001174850
Trading Symbol	nico
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Type	S-4
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 17,220,607	$ 13,741,792	$ 14,737,396
Interest-earning deposits	10,322,108	77,391,757	36,374,796
Federal funds sold	9,000	995,500	990,463
Cash and cash equivalents	27,551,715	92,129,049	52,102,655
Certificates of deposit in other banks		248,000	497,000
Securities available for sale	57,074,520	56,759,395	52,388,150
Other investments	5,220,550	5,211,150	4,910,450
Loans held for sale	3,483,625	11,373,260	5,333,900
Loans	545,707,995	472,488,814	513,760,783
Allowance for loan losses	(6,490,649)	(5,899,488)	(8,635,059)
Loans, net	539,217,346	466,589,326	505,125,724
Premises and equipment, net	19,787,545	19,256,425	19,121,027
Bank owned life insurance	18,509,274	14,236,662	13,664,446
Accrued interest receivable and other assets	11,957,011	12,445,458	21,610,959
Total assets	682,801,586	678,248,725	674,754,311
Liabilities:
Demand	91,577,676	78,154,193	68,201,600
Money market and NOW accounts	262,509,341	270,738,311	213,043,751
Savings	38,889,295	21,780,998	14,195,129
Time	161,881,207	180,862,028	263,023,433
Total deposits	554,857,519	551,535,530	558,463,913
Short-term borrowings	4,313,240	4,131,892	4,390,436
Notes payable	35,212,115	35,373,896	35,581,489
Junior subordinated debentures	6,185,568	6,185,568	6,185,568
Accrued interest payable and other liabilities	5,354,367	4,808,600	4,466,843
Total liabilities	605,922,809	602,035,486	609,088,249
Stockholders' Equity:
Preferred equity	24,400,000	24,400,000	15,203,280
Common stock	34,043	34,804	34,604
Additional paid-in capital	35,845,032	36,740,711	36,255,430
Retained earnings	14,341,038	13,156,974	13,128,021
Accumulated other comprehensive income	2,128,469	1,690,021	998,530
Total Nicolet Bankshares Inc. stockholders' equity	76,748,582	76,022,510	65,619,865
Noncontrolling interest	130,195	190,729	46,197
Total stockholders' equity and noncontrolling interest	76,878,777	76,213,239	65,666,062
Total liabilities, noncontrolling interest and stockholders' equity	$ 682,801,586	$ 678,248,725	$ 674,754,311
Preferred shares authorized (no par value)	10,000,000	10,000,000	10,000,000
Preferred shares issued	24,400	24,400	15,712
Common shares authorized (par value $0.01 per share)	30,000,000	30,000,000	30,000,000
Common shares issued	3,404,312	3,480,355	3,460,437

Consolidated Balance Sheets (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Preferred shares, no par value (in dollars per share)
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01

Consolidated Statements of Income (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income:
Loans, including loan fees	$ 6,815,026	$ 6,862,388	$ 19,800,654	$ 21,324,399	$ 28,033,620	$ 29,384,906	$ 28,878,744
Investment securities:
Taxable	149,309	172,813	449,758	514,997	689,229	865,173	766,632
Tax-exempt	200,555	236,519	639,699	714,089	941,479	953,850	1,103,039
Federal funds sold	516	688	2,018	1,861	2,492	9,937	21,429
Other interest income	46,815	37,835	167,361	112,601	163,355	205,919	811,914
Total interest income	7,212,221	7,310,243	21,059,490	22,667,947	29,830,175	31,419,785	31,581,758
Interest expense:
Money market and NOW accounts	418,325	361,292	1,222,126	1,159,089	1,546,429	1,465,504	1,384,693
Savings and time deposits	694,250	1,227,201	2,406,966	3,888,530	4,963,800	7,888,960	11,303,884
Short term borrowings	1,261	2,239	3,395	7,801	9,009	24,193	28,089
Junior subordinated debentures	126,461	126,461	376,632	375,258	501,718	501,858	501,718
Notes payable	322,308	342,698	997,342	1,020,161	1,362,045	1,410,080	1,999,116
Total interest expense	1,562,605	2,059,891	5,006,461	6,450,839	8,383,001	11,290,595	15,217,500
Net interest income	5,649,616	5,250,352	16,053,029	16,217,108	21,447,174	20,129,190	16,364,258
Provision for loan losses	975,000	1,500,000	3,350,000	4,800,000	6,600,000	8,500,000	6,000,000
Net interest income after provision for loan losses	4,674,616	3,750,352	12,703,029	11,417,108	14,847,174	11,629,190	10,364,258
Other income:
Service charges on deposit accounts	292,816	280,590	859,340	886,674	1,180,214	1,087,321	932,025
Trust services fee income	758,991	742,768	2,213,482	2,230,542	2,898,673	2,811,173	2,857,632
Mortgage fee income	845,797	410,188	2,254,232	844,012	1,766,778	2,618,909	1,546,565
Brokerage fee income	76,719	77,113	241,282	257,503	334,209	290,582	207,679
Gain (Loss) on sale, disposal and write-down of assets, net	5,341	54,444	388,243	59,202	(55,055)	(58,668)	(150,467)
Bank owned life insurance	186,339	146,235	522,612	432,956	572,216	573,940	557,627
Rent income	263,878	237,314	743,899	716,845	954,888	969,809	1,003,402
Investment advisory fees	82,431	78,815	253,732	246,268	329,518	307,608	357,456
Other	172,251	109,089	508,750	341,386	462,360	367,263	218,742
Total other income	2,684,563	2,136,556	7,985,572	6,015,388	8,443,801	8,967,937	7,530,661
Other expenses:
Salaries and employee benefits	3,325,001	2,925,690	9,991,271	8,680,789	11,333,831	10,165,339	8,281,869
Occupancy, equipment and office	1,093,872	1,108,480	3,334,457	3,287,177	4,408,651	3,747,946	3,253,722
Business development and marketing	437,506	326,081	1,134,115	961,592	1,362,572	1,242,421	1,284,734
Data processing	443,723	347,715	1,255,252	1,026,112	1,360,463	1,292,704	1,143,296
FDIC assessments	133,951	134,378	407,751	503,690	629,845	926,943	1,144,058
Core deposit intangible amortization	154,708	177,749	490,456	572,747	740,621	329,165
Other	339,586	466,642	1,109,150	1,255,619	1,606,744	1,611,429	1,576,063
Total other expenses	5,928,347	5,486,735	17,722,452	16,287,726	21,442,727	19,315,947	16,683,742
Income before income tax expense	1,430,832	400,173	2,966,149	1,144,770	1,848,248	1,281,180	1,211,177
Income tax expense	452,852	54,356	827,619	133,002	318,431	136,326	45,551
Net income	977,980	345,817	2,138,530	1,011,768	1,529,817	1,144,854	1,165,626
Less: Net income (loss) attributable to noncontrolling interest	13,142	2,659	39,466	29,706	39,532	34,505	(11,137)
Net income attributable to Nicolet Bankshares, Inc.	964,838	343,158	2,099,064	982,062	1,490,285	1,110,349	1,176,763
Less: Preferred stock dividends and discount accretion	305,000	663,752	915,000	1,156,332	1,461,332	985,160	1,001,017
Net income (loss) available to common shareholders	$ 659,838	$ (320,594)	$ 1,184,064	$ (174,270)	$ 28,953	$ 125,189	$ 175,746
Basic earnings (loss) per common share (in dollars per share)	$ 0.19	$ (0.09)	$ 0.34	$ (0.05)	$ 0.01	$ 0.04	$ 0.05
Diluted earnings (loss) per common share (in dollars per share)	$ 0.19	$ (0.09)	$ 0.34	$ (0.05)	$ 0.01	$ 0.04	$ 0.05
Weighted average common shares outstanding:
Basic (in shares)	3,414,561	3,472,064	3,448,916	3,466,960	3,468,658	3,452,358	3,499,793
Diluted (in shares)	3,431,321	3,472,064	3,465,031	3,466,960	3,487,760	3,481,042	3,528,102

Consolidated Statements of Comprehensive Income (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Statement Of Other Comprehensive Income [Abstract]
Net income	$ 977,980	$ 345,817	$ 2,138,530	$ 1,011,768
Unrealized gains on securities available for sale:
Net unrealized holding gains arising during the period	470,530	185,760	1,104,583	928,252
Reclassification adjustment for net gains included earnings			(440,268)
Income tax expense	(159,980)	(63,158)	(225,867)	(315,606)
Total other comprehensive income	310,550	122,602	438,448	612,646
Comprehensive income	$ 1,288,530	$ 468,419	$ 2,576,978	$ 1,624,414

Consolidated Statements of Stockholders' Equity (Unaudited) (USD $)	Preferred equity	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Noncontrolling interest	Total
Balance at Dec. 31, 2008	$ 14,864,000	$ 35,025	$ 36,706,079	$ 12,827,086	$ 999,373	$ 10,829	$ 65,442,392
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				1,176,763		(11,137)	1,165,626
Change in net unrealized gains on securities available for sale, net of tax					70,729		70,729
Reclassification adjustment for gains realized on securities available for sale, net of tax					(4,543)		(4,543)
Total comprehensive income							1,231,812
Stock compensation expense			162,038				162,038
Exercise of stock options, including income tax benefit of $0, $0, $3,205 for 2009, 2010, 2011 and $2,000 ,$2,720 for period of nine months ended september 30, 2010 and 2011 respectively		253	257,248				257,501
Issuance of common stock		107	180,222				180,329
Preferred stock accretion	169,640			(169,640)
Preferred stock dividends				(831,377)			(831,377)
Common stock repurchase and cancellation (96,600 shares)		(966)	(1,617,914)				(1,618,880)
Owner contribution to noncontrolling interest						12,000	12,000
Balance at Dec. 31, 2009	15,033,640	34,419	35,687,673	13,002,832	1,065,559	11,692	64,835,815
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				1,110,349		34,505	1,144,854
Change in net unrealized gains on securities available for sale, net of tax					119,851		119,851
Reclassification adjustment for gains realized on securities available for sale, net of tax					(186,880)		(186,880)
Total comprehensive income							1,077,825
Stock compensation expense			295,740				295,740
Exercise of stock options, including income tax benefit of $0, $0, $3,205 for 2009, 2010, 2011 and $2,000 ,$2,720 for period of nine months ended september 30, 2010 and 2011 respectively		64	64,436				64,500
Issuance of common stock		121	207,581				207,702
Preferred stock accretion	169,640			(169,640)
Preferred stock dividends				(815,520)			(815,520)
Balance at Dec. 31, 2010	15,203,280	34,604	36,255,430	13,128,021	998,530	46,197	65,666,062
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				982,062		29,706	1,011,768
Other Comprehensive income					612,646		612,646
Change in net unrealized gains on securities available for sale, net of tax							928,252
Total comprehensive income							2,221,308
Stock compensation expense			223,559				223,559
Exercise of stock options, including income tax benefit of $0, $0, $3,205 for 2009, 2010, 2011 and $2,000 ,$2,720 for period of nine months ended september 30, 2010 and 2011 respectively		105	123,645				123,750
Issuance of common stock		15	25,428				25,443
Preferred stock accretion	508,720			(508,720)
Preferred stock dividends				(647,612)			(647,612)
Preferred stock redemption, CPP	(15,712,000)						(15,712,000)
Issuance of preferred stock, SBLF, net	24,400,000		(41,000)				24,359,000
Owner contribution to noncontrolling interest						105,000	105,000
Balance at Sep. 30, 2011	24,400,000	34,724	36,587,062	12,953,751	1,611,176	180,903	75,767,616
Balance at Dec. 31, 2010	15,203,280	34,604	36,255,430	13,128,021	998,530	46,197	65,666,062
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				1,490,285		39,532	1,529,817
Change in net unrealized gains on securities available for sale, net of tax					691,491		691,491
Stock compensation expense			294,458				294,458
Exercise of stock options, including income tax benefit of $0, $0, $3,205 for 2009, 2010, 2011 and $2,000 ,$2,720 for period of nine months ended september 30, 2010 and 2011 respectively		178	196,073				196,251
Issuance of common stock		22	35,750				35,772
Preferred stock accretion	508,720			(508,720)
Preferred stock dividends				(952,612)			(952,612)
Preferred stock redemption, CPP	(15,712,000)						(15,712,000)
Issuance of preferred stock, SBLF, net	24,400,000		(41,000)				24,359,000
Owner contribution to noncontrolling interest						105,000	105,000
Balance at Dec. 31, 2011	24,400,000	34,804	36,740,711	13,156,974	1,690,021	190,729	76,213,239
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)				2,099,064		39,466	2,138,530
Other Comprehensive income					438,448		438,448
Change in net unrealized gains on securities available for sale, net of tax							1,104,583
Reclassification adjustment for gains realized on securities available for sale, net of tax							(440,268)
Stock compensation expense			376,270				376,270
Exercise of stock options, including income tax benefit of $0, $0, $3,205 for 2009, 2010, 2011 and $2,000 ,$2,720 for period of nine months ended september 30, 2010 and 2011 respectively		45	56,205				56,250
Retirement of common stock		(806)	(1,328,154)				(1,328,960)
Preferred stock dividends				(915,000)			(915,000)
Disbursement from noncontrolling interest						(100,000)	(100,000)
Common stock repurchase and cancellation (96,600 shares)		1,331,000
Balance at Sep. 30, 2012	$ 24,400,000	$ 34,043	$ 35,845,032	$ 14,341,038	$ 2,128,469	$ 130,195	$ 76,878,777

Consolidated Statements of Stockholders' Equity (Unaudited) (Parentheticals) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement Of Stockholders' Equity [Abstract]
Income tax benefit on exercise of stock options	$ 2,720	$ 2,000	$ 3,205	$ 0	$ 0
Common stock repurchase and cancellation (in shares)					96,600

Consolidated Statement of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net income	$ 2,138,530	$ 1,011,768	$ 1,529,817	$ 1,144,854	$ 1,165,626
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion	1,824,496	1,567,410	1,901,875	1,429,973	1,468,196
Provision for loan losses	3,350,000	4,800,000	6,600,000	8,500,000	6,000,000
Provision for deferred taxes			453,803	(880,983)	(339,774)
Increase in cash surrender value of life insurance	(522,612)	(432,956)	(572,216)	(573,940)	(557,627)
Stock compensation expense	376,270	223,559	294,458	295,740	162,037
Gain on sale, disposal and write-down of assets, net	(388,243)	(59,202)	55,055	58,668	150,467
Gain on sale of loans held for sale, net	(2,254,232)	(844,012)	(1,766,778)	(2,618,909)	(1,546,565)
Proceeds from sale of loans held for sale	144,716,375	49,799,969	108,858,230	161,346,099	120,834,339
Origination of loans held for sale	(134,572,509)	(57,540,689)	(113,130,812)	(158,449,240)	(121,481,124)
Net change in:
Accrued interest receivable and other assets	(42,703)	7,114,696	7,151,062	(6,045,475)	(2,366,799)
Accrued interest payable and other liabilities	319,900	(470,912)	(217,526)	(358,753)	395,407
Net cash provided by operating activities	14,945,272	5,169,631	11,156,968	3,848,034	3,884,183
Cash Flows From Investing Activities:
Net decrease in certificates of deposit in other banks	248,000		249,000	2,479,000	30,280,000
Net (increase) decrease in loans	(77,484,015)	24,264,444	30,963,273	(8,965,918)	(15,400,473)
Purchases of securities available for sale	(11,829,910)	(7,294,616)	(9,704,315)	(12,111,065)	(10,771,514)
Proceeds from sales of securities available for sale	5,415,008			3,305,201	14,264
Proceeds from calls and maturities of securities available for sale	7,075,315	3,462,899	6,263,087	10,794,659	7,095,617
Purchase of other investments	(9,400)	(187,150)	(428,450)	(15,500)	(323,100)
Purchase of BOLI	(3,750,000)
Purchase of premises and equipment	(1,720,051)	(1,149,639)	(1,736,229)	(1,612,717)	(239,746)
Proceeds from sale of other real estate and other assets	1,478,601	1,541,283	1,839,775	765,893	1,176,415
Net cash received in business combination				77,777,555
Net cash provided by (used in) investing activities	(80,576,452)	20,637,221	27,446,141	72,417,108	11,831,463
Cash Flows From Financing Activities:
Net increase (decrease) in deposits	3,321,989	(67,329,687)	(6,345,049)	(104,205,084)	(14,264,626)
Net increase (decrease) in short term borrowings	181,348	(1,125,009)	(258,544)	(3,208,398)	(2,942,514)
Repayments of notes payable	(161,781)	(154,137)	(207,593)	(305,762)	(647,480)
Proceeds from Federal Home Loan Bank advances	5,000,000				25,000,000
Repayments of Federal Home Loan Bank advances	(5,000,000)				(25,000,000)
Purchase of treasury stock	(1,328,960)				(1,618,880)
Proceeds from issuance of common stock, net		25,443	35,772	207,702	180,329
Proceeds from exercise of common stock options	56,250	123,750	196,251	64,500	257,501
Proceeds from issuance of preferred stock (SBLF), net		24,359,000	24,359,000
Repayment of preferred stock (CPP), net		(15,712,000)	(15,712,000)
Noncontrolling interest in joint venture	(100,000)	105,000	105,000		12,000
Cash dividends paid on preferred stock	(915,000)	(647,885)	(749,552)	(815,520)	(729,437)
Net cash provided by (used in) by financing activities	1,053,846	(60,355,525)	1,423,285	(108,262,562)	(19,753,107)
Net decrease in cash and cash equivalents	(64,577,334)	(34,548,673)	40,026,394	(31,997,420)	(4,037,461)
Cash and cash equivalents:
Beginning	92,129,049	52,102,655	52,102,655	84,100,075	88,137,536
Ending	27,551,715	17,553,982	92,129,049	52,102,655	84,100,075
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	5,075,456	7,423,265	9,211,295	11,754,089	16,322,703
Cash paid for taxes	704,500	205,000	205,000	1,146,000	555,000
Change in AOCI for unrealized gains on AFS, net of tax	(438,448)	(612,646)	(691,491)	(119,851)	(70,729)
Transfer of loans to other real estate owned	1,505,994	905,125	973,125	512,024	2,694,000
Accretion of preferred stock discount		$ 508,720	$ 508,720	$ 169,640	$ 169,640

NATURE OF BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
NATURE OF BUSINESS, BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
NOTE 1.	BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

General: In the opinion of management, the accompanying unaudited consolidated financial statements contain all adjustments necessary to present fairly Nicolet Bankshares, Inc. (the “Company”) and its subsidiaries, consolidated balance sheets, statements of income, comprehensive income, changes in stockholders’ equity and cash flows for the periods presented, and all such adjustments are of a normal recurring nature. All material intercompany transactions and balances are eliminated. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the entire year.

These interim consolidated financial statements have been prepared according to the rules and regulations of the Securities and Exchange Commission and, therefore, certain information and footnote disclosures normally presented in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) have been omitted or abbreviated. The information contained in the audited consolidated financial statements and footnotes for the year ended December 31, 2011 should be referred to in connection with the reading of these unaudited interim financial statements.

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, and the valuation of deferred tax assets.

Reclassification: Certain amounts in the 2011 consolidated financial statements have been reclassified to conform to the 2012 presentation.

Recent Accounting Pronouncements: In July 2012, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment (the revised standard). It allows companies to perform a “qualitative” assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar in approach to the goodwill impairment test. The revised standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, and entities can choose to early adopt the revised guidance. It is not expected to have a material impact on the Company’s financial position, results of operations or disclosures.

In April 2012, the FASB issued a proposed ASU to address the subsequent measurement of indemnification assets recognized as a result of a government assisted acquisition of a financial institution. The proposal requires an indemnification asset recognized as a result of a government assisted acquisition to be subsequently measured on the same basis as the indemnified item subject to the contractual limitations and amounts of the underlying contract. Comment letters on this proposed guidance were due by July 16, 2012. Because this standard is still in the proposal stage, the impact on the Company’s financial position, results of operations and disclosures has not been assessed.

In May 2011, the FASB issued an accounting standard that requires companies to disclose more of the processes for valuing items categorized as Level 3 in the fair value hierarchy, provide quantitative information about the significant unobservable inputs used in the measurement and, in certain cases, explain how sensitive the measurements are to changes in the inputs. Other than requiring additional disclosures, the adoption of this new guidance does not have a material impact on the Company’s financial condition, results of operations or liquidity.

In June 2011, the FASB issued an accounting standard that allows an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both options, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The statement(s) are required to be presented with equal prominence as the other primary financial statements. The accounting pronouncement eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity, but does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company adopted this standard effective with its 2012 reporting, electing to present a consolidated statement of comprehensive income separate from, but consecutive to, its consolidated income statement.

NOTE 1.	NATURE OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES

Nature of Banking Activities: Nicolet Bankshares, Inc. was incorporated on April 5, 2000. Effective June 6, 2002, Nicolet Bankshares, Inc. received approval to become a one-bank holding company owning 100% of the common stock of Nicolet National Bank. Nicolet National Bank opened for business on October 29, 2000.

The consolidated income of Nicolet Bankshares, Inc. (the “Company”) is principally from the income of its wholly-owned subsidiary, Nicolet National Bank (the “Bank”). The Bank grants primarily commercial loans in its trade area of northeastern Wisconsin, but also grants residential and consumer loans, accepts deposits and provides trust and brokerage services to its customers. The Bank is subject to competition from other financial institutions providing financial products. The Company and the Bank are regulated by certain regulatory agencies, including the Office of the Comptroller of the Currency and the Federal Reserve Board and are subject to periodic examination by those agencies.

During 2004, the Company entered into a joint venture, Nicolet Joint Ventures, LLC (the “JV”), with a real estate development and investment firm in connection with the selection and development of a site for a new headquarters facility. The firm that is the joint venture party is considered a related party, as one of its principals is a Board member and shareholder of the Company. The JV involves a 50% ownership by the Company.

During 2008, the Company purchased 100% of Brookfield Investment Partners, LLC (“Brookfield Investments”), an investment advisory firm that provides investment strategy and transactional services to financial institutions.

In 2010, the Company purchased selected assets and assumed the deposits and leases of four Brown County, Wisconsin, branch offices from a Madison-based thrift (the “2010 Branch Acquisition”). See Note 2, “Business Combinations,” for additional disclosures.

A summary of the Company’s significant accounting policies follows.

Principles of Consolidation: The consolidated financial statements of the Company include the accounts of the Bank, Brookfield Investments and the JV. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and conform to general practices within the banking industry. All significant intercompany accounts and transactions have been eliminated in the consolidated financial statements. Results of operations of companies purchased, if any, are included from the date of acquisition.

Use of Estimates: In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, and the valuation of foreclosed real estate and deferred tax assets. The fair value disclosure of financial instruments is an estimate that can be computed within a range.

Cash and Cash Equivalents: For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash and due from banks, federal funds sold, and interest-earning deposits in other banks with original maturities of 90 days or less, if any. The Bank maintains amounts in due from banks which, at times, may exceed federally insured limits. Management monitors these correspondent relationships. The Bank has not experienced any losses in such accounts. The Bank has restrictions on cash and due from banks as it is required to maintain certain vault cash and reserve balances with the Federal Reserve Bank to meet specific reserve requirements. The Bank’s reserve requirement was $175,000 at December 31, 2011, and there was no reserve requirement at December 31, 2010.

Securities Available For Sale: Securities classified as available for sale are those securities that the Company intends to hold for an indefinite period of time, but not necessarily to maturity. Any decision to sell a security classified as available for sale would be based on various factors, including significant movements in interest rates, changes in the maturity mix of the Company’s assets and liabilities, liquidity needs, regulatory capital considerations, and other similar factors. Securities classified as available for sale are carried at fair value, with unrealized gains or losses, net of related deferred income taxes, reported as increases or decreases in accumulated other comprehensive income. Premiums and discounts are amortized or accreted into interest income over the life of the related securities using the effective interest method. Management evaluates investment securities for other-than-temporary impairment on at least an annual basis. A decline in the market value of any investment below amortized cost that is deemed other-than-temporary is charged to earnings for the decline in value deemed to be credit related and a new cost basis in the security is established. The decline in value attributed to non-credit related factors considered temporary in nature is recognized in other comprehensive income. In evaluating other-than-temporary impairment, management considers the length of time and extent to which the fair value has been less than cost, and the financial condition and near-term prospects of the issuer for a period sufficient to allow for any anticipated recovery in fair value in the near term. Realized gains or losses on securities sales (using the specific identification method) and declines in value judged to be other-than-temporary are included in the consolidated statements of income under loss on assets, net.

Other Investments: As a member of the Federal Reserve Bank System and the Federal Home Loan Bank (FHLB) System, the Bank is required to maintain an investment in the capital stock of these entities. These equity securities are “restricted” in that they can only be sold back to the respective institutions or another member institution at par. Therefore, they are less liquid than other tradable equity securities. As no ready market exists for these stocks, and they have no quoted market value, these investments are carried at cost. Also included are Company investments in other private companies that do not have quoted market prices, carried at cost less other-than-temporary impairment charges, if any. Management’s evaluation of these other investments for impairment includes consideration of the financial condition and other available relevant information of the issuer.

Loans Held for Sale: Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value as determined on an aggregate basis. The amount by which cost exceeds market value is accounted for as a valuation allowance. Changes, if any, in the valuation allowance are included in the determination of net income in the period in which the change occurs. As of December 31, 2011 and 2010, no valuation allowance was necessary. Loans held for sale are sold servicing released and without recourse. Mortgage fee income represents net gains from the sale of mortgage loans held for sale, as well as fees, if any, received from borrowers and loan investors related to these loans.

Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are carried at their principal amount outstanding. Interest income is accrued on the unpaid principal balance using the simple interest method. The accrual of interest income on loans is discontinued when, in the opinion of management, there is reasonable doubt as to the borrower’s ability to meet payment of interest or principal when due. Loans are generally placed on nonaccrual status when contractually past due 90 days or more as to interest or principal, though may be placed in such status earlier based on circumstances. Loans past due 90 days or more may continue on accrual only when they are well secured and/or in process of collection or renewal. When interest accrual is discontinued, all previously accrued but uncollected interest is reversed against current period interest income. Cash collections on nonaccrual loans are credited to the loan receivable balance and no interest income is recognized on those loans until the principal balance is paid in full. Accrual of interest may be resumed when the customer is current on all principal and interest payments and has been paying on a timely basis for a period of time.

Management considers a loan to be impaired when it is probable the Bank will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement.

Allowance for Loan Losses: The allowance for loan losses is a reserve for estimated credit losses on individually evaluated loans determined to be impaired as well as estimated credit losses inherent in the loan portfolio. Actual credit losses, net of recoveries, are deducted from the allowance for loan losses. Loans are charged off when management believes that the collectability of the principal is unlikely. Subsequent recoveries, if any, are credited to the allowance for loan losses. A provision for loan losses, which is a charge against earnings, is recorded to bring the allowance for loan losses to a level that, in management’s judgment, is adequate to absorb probable losses in the loan portfolio.

The allocation methodology applied by the Company is designed to assess the appropriateness of the allowance for loan losses and includes allocations for specifically identified impaired loans and loss factor allocations for all remaining loans, with a component primarily based on historical loss rates and a component primarily based on other qualitative factors. The methodology includes evaluation and consideration of several factors, such as but not limited to management’s ongoing review and grading of loans, facts and issues related to specific loans, historical loan loss and delinquency experience, trends in past due and nonaccrual loans, existing risk characteristics of specific loans or loan pools, the fair value of underlying collateral, current economic conditions and other qualitative and quantitative factors which could affect potential credit losses. While management uses the best information available to make its evaluation, future adjustments to the allowance may be necessary if there are significant changes in economic conditions or circumstances underlying collectability of loans. Because each of the criteria used is subject to change, the allocation of the allowance for loan losses is made for analytical purposes and is not necessarily indicative of the trend of future loan losses in any particular loan category. The total allowance is available to absorb losses from any segment of the loan portfolio. Management believes the allowance for loan losses is appropriate. The allowance analysis is reviewed by the Board on a quarterly basis in compliance with regulatory requirements.

In addition, various regulatory agencies periodically review the allowance for loan losses. These agencies may require the Bank to make additions to the allowance for loan losses based on their judgments of collectability based on information available to them at the time of their examination.

Credit-Related Financial Instruments: In the ordinary course of business the Bank has entered into financial instruments consisting of commitments to extend credit and standby letters of credit. Such financial instruments are recorded in the financial statements when they are funded.

Transfers of Financial Assets: Transfers of financial assets, primarily in loan participation activities, are accounted for as sales only when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of the right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return assets.

Premises and Equipment: Premises and equipment are stated at cost less accumulated depreciation and amortization. Depreciation is computed on straight-line and accelerated methods over the estimated useful lives of the related assets. Leasehold improvements are amortized on the straight-line method over the shorter of the estimated useful lives of the improvements or the terms of the related leases. Maintenance and repairs are expensed as incurred.

Estimated useful lives of premises and equipment generally range as follows:

Building	25 – 39	years
Leasehold improvements	5 – 15	years
Furniture and equipment	3 – 10	years

Other Real Estate Owned: Other real estate owned, acquired through partial or total satisfaction of loans, is carried at the lower of cost or fair value less estimated costs to sell. Any write-down in the carrying value at the time of acquisition is charged to the allowance for loan losses. Any subsequent write-downs to reflect current fair market value, as well as gains or losses on disposition and revenues and expenses incurred to hold and maintain such properties, are treated as period costs. Other real estate owned, included in other assets in the consolidated balance sheets, was approximately $641,000 and $1,443,000 at December 31, 2011 and 2010, respectively.

Goodwill and Core Deposit Intangible: The excess of the cost of an acquisition over the fair value of the net assets acquired results primarily in goodwill or deposit base premiums which are included in other assets in the consolidated balance sheets. The core deposit intangible (related to the 2010 Branch Acquisition) has an estimated finite life, is amortized on an accelerated basis over a 10-year period, and is subject to periodic impairment evaluation. Goodwill is not amortized but is subject to impairment tests on at least an annual basis. Management periodically reviews the carrying value of its long-lived and intangible assets to determine if any impairment has occurred or whether changes in circumstances have occurred that would require a revision to the remaining useful life, in which case an impairment charge would be recorded as an expense in the period of impairment. In making such determination, management evaluates whether there are any adverse qualitative factors indicating that an impairment may exist, as well as the performance, on an undiscounted basis, of the underlying operations or assets which give rise to the intangible. The Company’s annual assessments indicated no impairment charge on goodwill or core deposit intangible was required for 2011 or 2010. Goodwill was approximately $762,000 at both December 31, 2011 and 2010. The net book value of core deposit intangible was approximately $2,880,000 and $3,621,000 at December 31, 2011 and 2010, respectively.

Short-term borrowings: Short-term borrowings consist primarily of overnight Federal funds purchased and securities sold under agreements to repurchase (“repos”), or other short-term borrowing arrangements. Repos are with commercial deposit customers, and are treated as financing activities carried at the amounts that will be subsequently repurchased as specified in the respective agreements. Repos generally mature within one to four days from the transaction date. The Company may be required to provide additional collateral based on the fair value of the underlying securities.

Stock-based Compensation Plans: Share-based payment to employees, including grants of employee stock options, are valued at fair value on the date of grant and expensed as compensation expense over the applicable vesting period.

For stock option grants with graded vesting schedules compensation expense is recognized on a straight-line basis over the requisite service period of the award. The fair value of each option is estimated on the date of grant using the Black-Scholes model. There were no stock option grants in 2011. The weighted average assumptions used for valuing option grants in 2010 and 2009 follow:

	2010	2009
Dividend yield	0%	0%
Expected volatility	25%	22%
Risk-free interest rate	2.12%	3.00%
Expected average life	7 years	7 years
Weighted average per share fair value of options	$5.41	$5.25

Income taxes: The Company files a consolidated federal income tax return and a combined state income tax return (both of which include the Company and its wholly-owned subsidiaries). Accordingly, amounts equal to tax benefits of those companies having taxable federal losses or credits are reimbursed by the companies that incur federal tax liabilities.

Amounts provided for income tax expense are based on income reported for financial statement purposes and do not necessarily represent amounts currently payable under tax laws. Deferred income tax assets and liabilities are computed annually for differences between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws rates applicable to the periods in which the differences are expected to affect taxable income. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company may also recognize a liability for unrecognized tax benefits from uncertain tax positions. Unrecognized tax benefits represent the differences between a tax position taken or expected to be taken in a tax return and the benefit recognized and measured in the financial statements. At December 31, 2011, the Company had determined it had no significant uncertain tax positions. Interest and penalties related to unrecognized tax benefits are classified as income taxes.

Earnings Per Common Share: Basic earnings per common share are calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share are calculated by dividing net income available to common shareholders by the weighted average number of common shares adjusted for the dilutive effect of outstanding stock options, and other potential common stock issuances, if any, from instruments such as convertible securities and warrants.

Earnings per share and related information are summarized as follows:

	Years ended December 31,
	2011	2010	2009
Net income, net of noncontrolling interest	$1,490,285	$1,110,349	$1,176,763
Less preferred stock dividends and discount accretion	1,461,332	985,160	1,001,017
Net income available to common shareholders	$28,953	$125,189	$175,746

Weighted average common shares outstanding	3,468,658	3,452,358	3,499,793
Effect of dilutive stock options	19,102	28,684	28,309
Diluted weighted average common shares outstanding	3,487,760	3,481,042	3,528,102

Basic earnings per common share	$0.01	$0.04	$0.05
Diluted earnings per common share	$0.01	$0.04	$0.05

Treasury Stock: Treasury stock is accounted for at cost on a first-in-first-out basis. It is the Company’s general policy to cancel treasury stock shares in the same year as purchased.

Comprehensive income: Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Certain changes in assets and liabilities, such as unrealized gains and losses on available for sale securities, bypass the income statement and instead are reported in accumulated other comprehensive income, as a separate component of the equity section of the balance sheet. Realized gains or losses are reclassified to current period earnings. Changes in these items, along with net income, are components of comprehensive income.

Reclassifications: Certain amounts in the 2010 and 2009 consolidated financial statements have been reclassified to conform to the 2011 presentation.

New Accounting Developments: In July 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-20, Receivables (Topic 310): Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses. This ASU requires additional disclosure to facilitate financial statement users’ evaluation of: (1) the nature of credit risk inherent in the entity’s loan portfolio, (2) how that risk is analyzed and assessed in arriving at the allowance for loan losses, and (3) the changes and reasons for those changes in the allowance for loan losses. The increased disclosures as of the end of a reporting period are effective for periods ending on or after December 15, 2011. Increased disclosures about the activity that occurs during a reporting period are effective for interim and annual reporting periods beginning on or after December 31, 2011. The Company adopted the accounting standard as of December 31, 2011, except for the activity-related disclosures which are required to be adopted in 2012, with no material impact on its results of operations, financial position and liquidity. See Note 4 for additional disclosures required under this accounting standard.

BUSINESS COMBINATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Business Combinations [Abstract]
BUSINESS COMBINATION
NOTE 2.	BUSINESS COMBINATION

On July 23, 2010, the Company consummated its cash purchase of four Brown County, Wisconsin, branch offices from a Madison-based thrift (the “2010 Branch Acquisition”), to extend its deposit outreach in this market and to add greater retail diversity to its deposit base. At consummation, the Company acquired assets with a fair value of approximately $107 million, including $25 million of loans, $4 million of core deposit intangible and $78 million in cash, and assumed liabilities with a fair value of approximately $107 million, including $106 million of deposits. The acquired loans were performing loans, carefully and specifically selected, and judged by management to carry pricing appropriately commensurate with loan type, term and borrower creditworthiness; therefore, par was determined to be the initial fair value from both a market price and credit perspective. None of the acquired loans were considered impaired at the time of acquisition. A discounted cash flow method was used to mark the acquired time deposits to estimated fair value based on current comparable market rates for like-term deposits, resulting in a $1 million initial mark (amortized against interest expense over the weighted average remaining life of the acquired term deposits). The value of acquiring long-term relationships with depositors (i.e. the core deposit intangible) was estimated, including consideration of market and competitive information, comparable deposit premiums in other transactions, trend analysis, run-off risks, and other modeling, resulting in a $4 million initial core deposit intangible (amortized on an accelerated basis over its estimated useful life of 10 years).

NOTE 2. BUSINESS COMBINATION

On July 23, 2010, the Company consummated its cash purchase of four Brown County, Wisconsin, branch offices from a Madison-based thrift (the “2010 Branch Acquisition”), to extend its deposit outreach in this market and to add greater retail diversity to its deposit base. At consummation, the Company acquired assets with a fair value of approximately $107 million, including $25 million of loans, $4 million of core deposit intangible and $78 million in cash, and assumed liabilities with a fair value of approximately $107 million, including $106 million of deposits. The acquired loans were performing loans, carefully and specifically selected, and judged by management to carry pricing appropriately commensurate with loan type, term and borrower creditworthiness; therefore, par was determined to be the initial fair value from both a market price and credit perspective. None of the acquired loans were considered impaired at the time of acquisition. A discounted cash flow method was used to mark the acquired time deposits to estimated fair value based on current comparable market rates for like-term deposits, resulting in a $1 million initial mark (amortized against interest expense over the weighted average remaining life of the acquired term deposits). The value of acquiring long-term relationships with depositors (i.e. the core deposit intangible) was estimated, including consideration of market and competitive information, comparable deposit premiums in other transactions, trend analysis, run-off risks, and other modeling, resulting in a $4 million initial core deposit intangible (amortized on an accelerated basis over its estimated useful life of 10 years). The Company incurred approximately $107,000 of non-recurring expenses in 2010 to consummate and integrate the 2010 Branch Acquisition, included primarily in other expenses in the consolidated statement of income.

EARNINGS (LOSS) PER COMMON SHARE	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER COMMON SHARE
NOTE 3.	EARNINGS (LOSS) PER COMMON SHARE

Earnings (loss) per common share is calculated by dividing net income (loss) available to common equity by the weighted average number of common shares outstanding. Diluted earnings (loss) per share is calculated by dividing net income (loss) available to common equity by the weighted average number of shares adjusted for the dilutive effect of common stock awards, if any. Presented below are the calculations for basic and diluted earnings (loss) per common share.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
(in thousands)
Net income, net of noncontrolling interest	$965	$343	$2,099	$982
Less preferred stock dividends and discount accretion	305	664	915	1,156
Net income (loss) available to common shareholders’	$660	$(321)	$1,184	$(174)
Weighted average common shares outstanding	3,415	3,472	3,449	3,467
Effect of dilutive stock instruments	16	—	16	—
Diluted weighted average common shares outstanding	3,431	3,472	3,465	3,467
Basic earnings (loss) per common share	$0.19	$(0.09)	$0.34	$(0.05)
Diluted earnings (loss) per common share	$0.19	$(0.09)	$0.34	$(0.05)

SECURITIES AVAILABLE FOR SALE	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Available-For-Sale Securities [Abstract]
SECURITIES AVAILABLE FOR SALE
NOTE 4.	SECURITIES

Amortized costs and fair values of securities available for sale are summarized as follows:
(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
September 30, 2012
State, county and municipals	$32,315	$1,304	$—	$33,619
Mortgage-backed securities	17,412	951	—	18,363
U.S. Government sponsored enterprises	2,499	4	—	2,503
Equity securities	1,624	966	—	2,590
	$53,850	$3,225	$—	$57,075

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Values
December 31, 2011
State, county and municipals	$30,130	$1,718	$—	$31,848
Mortgage-backed securities	17,450	1,042	7	18,485
U.S. Government sponsored enterprises	4,995	24	—	5,019
Equity securities	1,624	—	217	1,407
	$54,199	$2,784	$224	$56,759

The following table represents gross unrealized losses and the related fair value of securities available for sale, aggregated by investment category and length of time individual securities have been in a continuous unrealized loss position, at December 31, 2011. The Company did not have any individual securities in an unrealized loss position at September 30,2012.

	December 31, 2011
	Less than 12 months		12 months or more		Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government sponsored enterprises	$1,015	$7	$—	$—	$1,015	$7
Equity securities	—	—	1,407	217	1,407	217
	$1,015	$7	$1,407	$217	$2,422	$224

The amortized cost and fair values of securities available for sale at September 30, 2012, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Fair values of securities are estimated based on financial models or prices paid for similar securities. It is possible interest rates could change considerably, resulting in a material change in estimated fair value.

	September 30, 2012
(in thousands)	Amortized Cost	Fair Value
Due in less than one year	$6,381	$6,410
Due in one year through five years	20,978	21,973
Due after five years through ten years	7,080	7,364
Due after ten years	375	375
	34,814	36,122
Mortgage-backed securities	17,412	18,363
Equity securities	1,624	2,590
Securities available for sale	$53,850	$57,075

      There were no securities sales during 2011. Proceeds from sales of securities available for sale during the nine months ended September 30, 2012 were $5.4 million, recognizing gross gains of approximately $440,000. There were no other-than-temporary impairment (“OTTI”) charges recorded during the nine months ended September 30, 2012 or 2011.

NOTE 3.	SECURITIES AVAILABLE FOR SALE

Amortized costs and fair values of securities available for sale are summarized as follows:

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
State, county and municipals	$30,129,777	$1,718,153	$—	$31,847,930
Mortgage-backed securities	17,449,742	1,041,824	6,851	18,484,715
U.S. Government sponsored enterprises	4,995,463	24,287	—	5,019,750
Equity securities	1,623,775	—	216,775	1,407,000
	$54,198,757	$2,784,264	$223,626	$56,759,395

	December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
State, county and municipals	$29,896,878	$1,251,118	$39,271	$31,108,725
Mortgage-backed securities	16,851,830	555,597	—	17,407,427
U.S. Government sponsored enterprises	2,502,743	—	4,243	2,498,500
Equity securities	1,623,775	—	250,277	1,373,498
	$50,875,226	$1,806,715	$293,791	$52,388,150

The current fair value and associated unrealized losses on investments in debt and equity securities with unrealized losses at December 31, 2011 and 2010 are summarized in the following table, with the length of time the individual securities have been in a continuous loss position.

	December 31, 2011
	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government sponsored enterprises	$1,015,445	$6,851	$—	$—	$1,015,445	$6,851
Equity securities	—	—	1,407,000	216,775	1,407,000	216,775
	$1,015,445	$6,851	$1,407,000	$216,775	$2,422,445	$223,626

	December 31, 2010
	Less than 12 months		12 months or more		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government sponsored enterprises	$2,498,500	$4,243	$—	$—	$2,498,500	$4,243
State, county and municipals	4,961,962	39,271	—	—	4,961,962	39,271
Equity securities	—	—	1,373,498	250,277	1,373,498	250,277
	$7,460,462	$43,514	$1,373,498	$250,277	$8,833,960	$293,791

At December 31, 2011, one U.S. government mortgage-backed security had unrealized losses less than 12 months. The category with unrealized losses greater than 12 months was comprised of one equity security. The unrealized losses in each category have occurred as a result of changes in interest rates, market spreads and market conditions subsequent to purchase. The Company does not consider securities with unrealized losses at December 31, 2011 to be other-than-temporarily impaired. The Company has the ability and intent to hold its securities to maturity.

The amortized cost and fair value of securities available for sale by contractual maturity at December 31, 2011 are shown below. Maturities may differ from contractual maturities in mortgage-backed securities because the mortgages underlying the securities may be called or prepaid without any penalties; therefore, these securities are not included in the maturity categories in the following summary.

	December 31, 2011
	Amortized Cost	Fair Value
Due in less than one year	$9,040,894	$9,134,246
Due in one year through five years	18,212,866	19,259,643
Due after five years through ten years	6,896,480	7,498,791
Due after ten years	975,000	975,000
	35,125,240	36,867,680
Mortgage-backed securities	17,449,742	18,484,715
Equity securities	1,623,775	1,407,000
Securities available for sale	$54,198,757	$56,759,395

Securities with a carrying value of approximately $7,487,000 and $10,013,000 as of December 31, 2011 and 2010, respectively, were pledged as collateral on public deposits and for other purposes as required or permitted by law.

There were no securities sales during 2011. Proceeds from sales of securities available for sale during 2010 and 2009 were $3,305,200 and $14,264, respectively. Gross gains of $283,152 and $6,883 were realized on sales in 2010 and 2009, respectively. Other-than-temporary impairment charges recorded in 2011 and 2010 were $127,750 (related to one private equity security classified in other investments) and $428,178 (related to the same security), respectively, and none for 2009.

LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Receivables [Abstract]
LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY
NOTE 5.	LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY

The loan composition as of September 30, 2012 and December 31, 2011 is summarized as follows:

	2012		2011
(in thousands)	Amount	% of Total	Amount	% of Total
Commercial & Industrial	$201,363	36.9%	$154,011	32.6%
Commercial real estate (“CRE”) Owner-occupied	112,040	20.5%	111,179	23.5%
CRE Investment	71,520	13.1%	66,577	14.1%
Construction & Land Development	26,964	5.0%	24,774	5.2%
Residential Construction	7,670	1.4%	9,363	2.0%
Residential First Mortgage	79,543	14.6%	56,392	11.9%
Residential Junior Mortgage	40,928	7.5%	42,699	9.0%
Retail & Other	5,680	1.0%	7,494	1.7%
Loans	545,708	100.0%	472,489	100.0%
Less allowance for loan losses	6,491		5,899
Loans, net	$539,217		$466,590

The allowance for loan losses (“ALLL”) represents management’s estimate of probable and inherent credit losses in the Bank’s loan portfolio at the balance sheet date. In general, estimating the amount of the ALLL is a function of a number of factors, including but not limited to changes in the loan portfolio, net charge-offs, trends in past due and impaired loans, and the level of potential problem loans, all of which may be susceptible to significant change. To the extent actual outcomes differ from management estimates, additional provisions for loan losses could be required that could adversely affect our earnings or financial position in future periods. Allocations of the ALLL may be made for specific loans but the entire ALLL is available for any loan that, in management’s judgment, should be charged-off or for which an actual loss is realized.

A year-to-date summary of the changes in the ALLL by portfolio segment for the periods indicated is as follows (in thousands):

Allowance for Loan Losses (ALLL):	Commercial & Industrial	Owner-occ. CRE	Investment CRE	Construction & Land Development	Residential Construction	Residential First Mortgage	Residential Junior Mortgage	Retail & Other	Total
Beginning balance December 31, 2011	$1,965	$347	$393	$2,035	$311	$405	$419	$24	$5,899
Provision for loan losses charged to operations	806	1,507	210	154	205	310	125	33	3,350
Loans charged off	129	1,327	305	307	396	216	118	38	2,836
Recoveries	34	9	—	22	—	7	5	1	78
Ending balance September 30, 2012	$2,676	$536	$298	$1,904	$120	$506	$431	$20	$6,491
As percent of ALLL

ALLL attributed to individually evaluated loans	$—	$165	$—	$—	$—	$—	$—	$—	$165
ALLL attributed to collectively evaluated loans	2,676	371	298	1,904	120	506	431	20	6,326
Ending balance	$2,676	$536	$298	$1,904	$120	$506	$431	$20	$6,491

Loans:
Individually evaluated	$3,986	$354	$380	$8,558	$397	$1,326	$—	$151	$15,152
Collectively evaluated	197,377	111,686	71,140	18,406	7,273	78,217	40,928	5,529	530,556
Total loans	$201,363	$112,040	$71,520	$26,964	$7,670	$79,543	$40,928	$5,680	$545,708

Less ALLL	$2,676	$536	$298	$1,904	$120	$506	$431	$20	$6,491
Net loans	$198,687	$111,504	$71,222	$25,060	$7,550	$79,037	$40,497	$5,660	$539,217

The allocation methodology used by the Company includes specific allocations for impaired loans evaluated individually for impairment based on collateral values and for the remaining loan portfolio collectively evaluated for impairment primarily based on historical loss rates and other qualitative factors. Loan charge-offs and recoveries are based on actual amounts charged-off or recovered by loan category. Management allocates the ALLL by pools of risk within each loan portfolio.

The following table presents nonaccrual loans by portfolio segment as of September 30, 2012 and December 31, 2011:

(in thousands)	2012	% to Total	2011	% to Total
Commercial & Industrial	$3,986	26.3%	$1,596	16.8%
CRE Owner-occupied	354	2.3%	934	9.9%
CRE Investment	380	2.5%	716	7.6%
Construction & Land Development	8,558	56.5%	3,367	35.5%
Residential Construction	397	2.6%	1,480	15.6%
Residential First Mortgage	1,326	8.8%	1,129	11.9%
Residential Junior Mortgage	—	—%	105	1.1%
Retail & Other	151	1.0%	149	1.6%
Loans	$15,152	100.0%	$9,476	100%

Loans are generally placed on nonaccrual status when management has determined collection of the interest on a loan is doubtful or when a loan is contractually past due 90 days or more as to interest or principal payments. When loans are placed on nonaccrual status or charged-off, all current year unpaid accrued interest is reversed against interest income. The interest on these loans is subsequently accounted for on the cash basis until qualifying for return to accrual status. If collectability of the principal is in doubt, payments received are applied to loan principal. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured. Management considers a loan to be impaired when it is probable the Bank will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement.

A summary of loans by credit quality indicator based on internally assigned credit grade as of September 30, 2012 is as follows:

(in thousands)	Grades 1–4	Grade 5	Grade 6	Grade 7	Grade 8	Grade 9	Total
Commercial & Industrial	$193,018	$958	$1,381	$6,006	$—	$—	$201,363
CRE Owner-occupied	101,139	7,042	2,054	1,640	165	—	112,040
CRE Investment	60,375	10,009	—	1,136	—	—	71,520
Construction & Land Development	11,240	923	885	13,916	—	—	26,964
Residential Construction	6,739	—	—	931	—	—	7,670
Residential First Mortgage	76,066	1,102	—	2,375	—	—	79,543
Residential Junior Mortgage	40,091	216	249	372	—	—	40,928
Retail & Other	5,529	—	—	151	—	—	5,680
Total loans	$494,197	$20,250	$4,569	$26,527	$165	$—	$545,708

Loans risk rated Acceptable (1–4) and Watch (5) are credits performing in accordance with the original terms, have adequate sources of repayment and little identifiable collectability risk. Special Mention (6) credits have potential weaknesses that deserve management’s attention. If left unremediated, these potential weaknesses may result in deterioration of the repayment of the credit. Substandard (7) loans typically have weaknesses in the paying capability of the obligor and/or guarantor or in collateral coverage. These loans have a well-defined weakness that jeopardizes the liquidation of the debt and are characterized by the possibility that the Company will sustain some loss if the deficiencies are not corrected. Loans classified as Doubtful (8) have all the weaknesses of substandard loans with the added characteristic that the collection of all amounts due according to the original contractual terms is highly unlikely and the amount of the loss is reasonably estimable. Loans classified as loss are considered uncollectible. All substandard and doubtful loans are evaluated individually for impairment based on collateral values.

The following table presents loans by past due status as of the dates indicated:

	September 30, 2012
(in thousands)	30–89 Days Past Due (accruing)	90 Days & Over or non-accrual	Current	Total
Commercial & Industrial	$100	$3,986	$197,277	$201,363
CRE Owner-occupied	1,857	354	109,829	112,040
CRE Investment	—	380	71,140	71,520
Construction & Land Development	—	8,558	18,406	26,964
Residential Construction	—	397	7,273	7,670
Residential First Mortgage	—	1,326	78,217	79,543
Residential Junior Mortgage	—	—	40,928	40,928
Retail & Other	14	151	5,515	5,680
Total loans	$1,971	$15,152	$528,585	$545,708
As a percent of total loans	0.4%	2.8%	96.8%	100.0%

	December 31, 2011
	30–89 Days Past Due (accruing)	90 Days & Over or on non-accrual	Current	Total
Commercial	$1,278	$2,530	$261,382	$265,190
Real Estate-Commercial	—	716	65,861	66,577
Real Estate-Residential	330	1,129	54,933	56,392
Construction	1,139	4,847	28,151	34,137
Consumer	123	254	49,816	50,193
Total loans	$2,870	$9,476	$460,143	$472,489
As a percent of total loans	0.6%	2.0%	97.4%	100.0%

The following table presents impaired loans as of the dates indicated:
(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
September 30, 2012
With no related allowance:
Commercial & Industrial	$3,986	$4,432	$—	$2,330	$274
CRE Owner-occupied	60	60	—	298	12
CRE Investment	380	409	—	370	17
Construction & Land Development	8,558	8,692	—	7,289	374
Residential Construction	397	446	—	811	18
Residential First Mortgage	1,326	1,369	—	739	49
Residential Junior Mortgage	—	—	—	62	—
Retail & Other	151	151	—	151	—
With a related allowance:			—
Commercial & Industrial	$—	$—	—	$1,243	$—
CRE Owner-occupied	294	294	165	431	—
CRE Investment	—	—	—	179	—
Construction & Land Development.	—	—	—	30	—
Residential Construction	—	—	—	370	—
Residential First Mortgage	—	—	—	95	—
Residential Junior Mortgage	—	—	—	—	—
Retail & Other	—	—	—	—	—
Total:
Commercial & Industrial	$3,986	$4,432	—	$3,573	$274
CRE Owner-occupied	354	354	165	728	12
CRE Investment	380	409	—	549	17
Construction & Land Development	8,558	8,692	—	7,319	374
Residential Construction	397	446	—	1,181	18
Residential First Mortgage	1,326	1,369	—	834	49
Residential Junior Mortgage	—	—	—	62	—
Retail & Other	151	151	—	151	—
Total	$15,152	$15,853	$165	$14,397	$744

The following is a summary of information pertaining to impaired loans as of December 31, 2011:
Impaired loans for which a specific allowance has been provided	$3,353,000
Impaired loans for which no specific allowance has been provided	6,274,000
Total loans determined to be impaired	$9,627,000
Specific allowance provided for impaired loans, included in the allowance for loan losses	$549,000
Average investment in year-end impaired loans	$19,096,000
Cash basis interest income recognized on year-end impaired loans	$373,000

NOTE 4. LOANS

Major classifications of loans as of December 31, were as follows:

	2011	Mix	2010	Mix
Commercial	$265,189,830	56%	$294,040,544	57%
Real Estate-Commercial	66,576,760	14	63,839,435	13
Real Estate-Residential	56,392,417	12	56,532,928	11
Construction	34,136,929	7	40,357,249	8
Consumer	50,192,878	11	58,990,627	11
Loans	472,488,814	100%	513,760,783	100%
Less allowance for loan losses	5,899,488		8,635,059
Loans, net	$466,589,326		$505,125,724

Loan categories above include the following: Commercial includes business and industrial loans and lines, owner-occupied commercial real estate, and agriculture/farm-based loans. Commercial real estate includes multifamily and other non-owner occupied commercial real estate. Residential real estate includes one- to four-family first-lien loans. Construction loans include land, land development and residential or commercial construction loans. Consumer includes predominantly home equity lending plus retail and other loans.

Practically all of the Bank’s loans, commitments, and standby letters of credit have been granted to customers in the Bank’s market area. Although the Bank has a diversified loan portfolio, the credit risk in the loan portfolio is largely influenced by general economic conditions and trends of the counties and markets in which the debtors operate, and the resulting impact on the operations of borrowers or on the value of underlying collateral, if any.

Changes in the allowance for loan losses for the years ended December 31, are presented as follows:
	2011	2010	2009
Balance at beginning of year	$8,635,059	$6,231,609	$5,546,212
Provision for loan losses	6,600,000	8,500,000	6,000,000
Loans charged off	(9,400,479)	(6,292,416)	(5,426,858)
Recoveries on loans previously charged off	64,908	195,866	112,255
Balance at end of year	$5,899,488	$8,635,059	$6,231,609
Allowance for loan losses to loans	1.25%	1.68%	1.28%

In determining the appropriateness of the allowance for loan losses, management includes allocations for specifically identified impaired loans and loss factor allocations for all remaining loans, with a component primarily based on historical loss rates and another component primarily based on other qualitative actors. Impaired loans are individually assessed and are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent.

Loans that are determined to be not impaired are collectively evaluated for impairment, stratified by type and allocated loss ranges based on the Company’s actual historical loss ratios for each strata, and adjustments are also provided for certain current environmental and qualitative factors. An internal loan review function rates loans using a grading system based on nine different categories. Loans with grades of seven or higher (“classified loans”) represent loans with a greater risk of loss and may be assigned allocations for loss based on specific review of the weaknesses observed in the individual credits if classified as impaired. Classified loans are constantly monitored by the loan review function to ensure early identification of any deterioration.

A breakdown of the allowance for loan losses and recorded investments in loans at December 31, 2011 is as follows ($ in thousands):
	Commercial	Real Estate- Commercial	Real Estate- Residential	Construction	Consumer	Total
Allowance for Loan Losses (AFLL):
Beginning balance	$4,865	$162	$250	$2,836	$522	$8,635
Provision for loan losses charged to operations	403	411	634	4,767	385	6,600
Loans charged off	2,981	181	488	5,285	466	9,401
Recoveries chargeoffs	26	—	9	28	2	65
Ending balance	$2,313	$392	$405	$2,346	$443	$5,899
As percent of AFLL	39.2%	6.6%	6.9%	39.8%	7.5%	100%

AFLL attributed to individually evaluated loans	$85	$163	$37	$264	$—	$549
AFLL attributed to collectively evaluated loans	2,228	229	368	2,082	443	5,350
Ending balance	$2,313	$392	$405	$2,346	$443	$5,899

Loans:
Individually evaluated	$2,679	$716	$714	$5,262	$256	$9,627
Collectively evaluated	262,511	65,861	55,678	28,875	49,937	462,862
Total loans	$265,190	$66,577	$56,392	$34,137	$50,193	$472,489

Total Loans	$265,190	$66,577	$56,392	$34,137	$50,193	$472,489
Less allowance for loan losses	2,313	392	405	2,346	443	5,899
Net loans	$262,877	$66,185	$55,987	$31,791	$49,750	$466,590

The following is a summary of information pertaining to impaired loans as of December 31:

	2011	2010	2009
Impaired loans for which a specific allowance has been provided	$3,353,000	$7,789,000	$12,709,000
Impaired loans for which no specific allowance has been provided	6,274,000	4,860,000	3,130,000
Total loans determined to be impaired	$9,627,000	$12,649,000	$15,839,000
Specific allowance provided for impaired loans, included in the allowance for loan losses	$549,000	$3,423,000	$2,398,000
Average investment in year-end impaired loans	$19,096,000	$16,173,000	$29,932,000
Cash basis interest income recognized on year-end impaired loans	$373,000	$612,000	$1,264,000

A description of the loan grades are as follows:

1-4 Pass: Credits exhibit adequate cash flows, appropriate management and financial ratios within industry norms and/or are supported by sufficient collateral. Some credits in these rating categories may require a need for monitoring but elements of concern are not severe enough to warrant an elevated rating.
5 Watch: Credits with this rating are adequately secured and performing but are being monitored due to the presence of various short term weaknesses which may include unexpected, short term adverse financial performance, managerial problems, potential impact of a decline in the entire industry or local economy and delinquency issues. Loans to individuals or loans supported by guarantors with marginal net worth or collateral may be included in this rating category.

6 Special Mention: Credits with this rating have potential weaknesses that, without the Company’s attention and correction may result in deterioration of repayment prospects. These assets are considered Criticized Assets. Potential weaknesses may include adverse financial trends for the borrower or industry, repeated lack of compliance with Company requests, increasing debt to worth, serious management conditions and decreasing cash flow.
7 Substandard: Assets with this rating are characterized by the distinct possibility the Company will sustain some loss if deficiencies are not corrected. All foreclosures, liquidations, non-accrual loans are considered to be categorized in this rating, regardless of collateral sufficiency.
8 Doubtful: Assets with this rating exhibit all the weaknesses as one rated Substandard with the added characteristic that such weaknesses make collection or liquidation in full highly questionable.
9 Loss: Assets in this category are considered uncollectible. Pursuing any recovery or salvage value is impractical but does not preclude partial recovery in the future.
The following is a breakdown of loan types by risk grading as of December 31, 2011 ($ in thousands):
	Grades 1 – 4	Grade 5	Grade 6	Grade 7	Grade 8	Grade 9	Total
Commercial	$233,201	$11,037	$3,779	$17,173	$—	$—	$265,190
Real Estate-Commercial	60,656	5,205	—	716	—	—	66,577
Real Estate-Residential	51,950	1,245	213	2,984	—	—	56,392
Construction	14,900	7,334	897	11,006	—	—	34,137
Consumer	49,040	324	—	829	—	—	50,193
Total loans	$409,747	$25,145	$4,889	$32,708	$—	$—	$472,489

A breakdown of past due loans by type as of December 31, 2011 ($ in thousands):

	2011
	30-89 Days Past Due (accruing)	90 Days & Over or on non-accrual	Current	Total
Commercial	$1,278	$2,530	$261,382	$265,190
Real Estate-Commercial	—	716	65,861	66,577
Real Estate-Residential	330	1,129	54,933	56,392
Construction	1,139	4,847	28,151	34,137
Consumer	123	254	49,816	50,193
Total loans	$2,870	$9,476	$460,143	$472,489
As a percent of total loans	0.6%	2.0%	97.4%	100.0%

The following is a summary of nonperforming assets as of December 31:

	2011	2010	2009
Nonaccrual loans	$9,476,000	$10,303,000	$8,212,000
Loans past due 90 days or more, still accruing	—	500,000	—
Nonperforming loans	9,476,000	10,803,000	8,212,000
Other real estate owned	641,000	1,443,000	1,370,000
Nonperforming assets	$10,117,000	$12,246,000	$9,582,000
Nonperforming loans to loans	2.01%	2.10%	1.69%
Nonperforming assets to assets	1.49%	1.81%	1.42%

Interest income of approximately $1,390,000, $1,004,000 and $638,000 would have been earned on the year-end nonaccrual loans had they been performing in accordance with their original terms during the years ended December 31, 2011, 2010 and 2009, respectively. Interest of approximately $220,000, $415,000 and $239,000 was earned on year-end nonaccrual loans and included in income for the years ended December 31, 2011, 2010 and 2009, respectively.

PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
NOTE 5. PREMISES AND EQUIPMENT

Premises and equipment, less accumulated depreciation, are summarized as follows:

	2011	2010
Land	$1,785,376	$1,285,376
Land improvements	1,252,582	1,252,583
Building and improvements	15,611,933	15,126,933
Leasehold improvements	4,052,308	4,034,139
Furniture and equipment	6,894,582	6,227,490
	29,596,781	27,926,521
Less accumulated depreciation	10,340,356	8,805,494
Premises and equipment, net	$19,256,425	$19,121,027

Depreciation expense amounted to approximately $1,609,000, $1,440,000 and $1,447,000 in 2011, 2010 and 2009, respectively.

The Company and certain of its subsidiaries are obligated under noncancelable operating leases for facilities, certain of which provide for increased rentals based upon increases in cost of living adjustments and other indices.

At December 31, 2011, the approximate minimum annual rentals under these noncancelable agreements with remaining terms in excess of one year are as follows ($ in thousands):

2012	$549
2013	558
2014	550
2015	556
2016	565
Thereafter	3,305
Total	$6,083

Total rent expense under leases totaled $662,800, $355,200 and $88,900 for 2011, 2010 and 2009 respectively.

DEPOSITS	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
DEPOSITS
NOTE 6. DEPOSITS

Brokered deposits were approximately $38,609,000 and $87,063,000 at December 31, 2011 and 2010, respectively. The weighted average rate of brokered deposits was 3.08% and 3.89% at December 31, 2011 and 2010, respectively.

At December 31, 2011, the scheduled maturities of time deposits were as follows:

Years Ending December 31,
2012	$130,031,969
2013	29,588,013
2014	9,249,953
2015	4,559,565
2016	7,427,265
Thereafter	5,263
$180,862,028

The aggregate amount of time deposits, each with a minimum denomination of $100,000, was approximately $93,090,000 and $153,397,000 at December 31, 2011 and 2010, respectively.

NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes Payable [Abstract]
NOTES PAYABLE
NOTE 6.	NOTES PAYABLE

The Company had the following notes payable:
(in thousands)	September 30, 2012	December 31, 2011
Joint Venture note	$10,212	$10,374
FHLB advances	25,000	25,000
	$35,212	$35,374

At the completion of the construction of the Company’s headquarters building in 2005 and as part of a joint venture investment related to the building, the Company and the other joint venture partners guaranteed a Joint Venture (“JV”) note to finance certain costs of the building. This note is secured by the building, bears a fixed rate of 5.81% and requires monthly principal and interest payments until its maturity on June 1, 2016. This note was current at September 30, 2012.

At September 30, 2012 and December 31, 2011, the Company’s five fixed-rate FHLB advances total $25,000,000, have a weighted average rate of 2.61% and 2.87%, respectively, and require interest-only monthly payments. At September 30, 2012, the FHLB advances have maturities between June 2013 and August 2016.The FHLB advances are collateralized by a blanket lien on qualifying first mortgages, home equity loans, multi-family loans and certain farmland loans which totaled approximately $43,997,000 and $47,316,000 at September 30, 2012 and December 31, 2011, respectively.

NOTE 7. NOTES PAYABLE

At December 31 the Company had the following notes payable:

	2011	2010
Joint Venture note	$10,373,896	$10,581,489
FHLB advances	25,000,000	25,000,000
	$35,373,896	$35,581,489

At the completion of the construction of the Company’s headquarters building in 2005 and as part of a joint venture investment related to the building, the Company and the other joint venture partners guaranteed a JV note to finance certain costs of the building. This note is secured by the building, bears a fixed rate of 5.81% and requires monthly principal and interest payments until its maturity on June 1, 2016. The balance of this JV note was $10,373,896, and $10,581,489 as of December 31, 2011 and 2010, respectively.

At December 31, 2011 and 2010, the Company’s five fixed-rate FHLB advances total $25,000,000, have a weighted average rate of 2.87%, require interest-only monthly payments, and have maturities between July 2012 and July 2014. The FHLB advances are collateralized by a blanket lien on qualifying first mortgages, home equity loans, multi-family loans and certain farmland loans which totaled approximately $47,316,000 and $49,854,000 at December 31, 2011 and 2010, respectively. During 2009, the Company refinanced its FHLB advances into the five advances noted above, in anticipation of possible inflationary pressures at that time, and incurred a prepayment cost of approximately $324,000 charged to 2009 interest expense.

At December 31, 2010, the Company had a zero outstanding balance on its $10,000,000 line of credit with a third party bank, bearing interest of one-month LIBOR plus 2.50%, but not less than a floor rate of 4.50%, with quarterly payments of interest only. On October 17, 2011, the Company replaced this line with a $7,500,000 line of credit with a different third party bank bearing an interest rate of one-month LIBOR plus 2.25%, but not less than a floor rate of 4.25%, with quarterly payments of interest only. The outstanding balance was zero at December 31, 2011.

The following table shows the maturity schedule of the notes payable as of December 31, 2011.

Years Ending December 31,
2012	$5,218,413
2013	10,233,377
2014	10,247,502
2015	262,481
2016	9,412,123
$35,373,896

JUNIOR SUBORDINATED DEBENTURES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subordinated Borrowings Disclosure [Abstract]
JUNIOR SUBORDINATED DEBENTURES
NOTE 7.	JUNIOR SUBORDINATED DEBENTURES

In July 2004 the Company formed a wholly-owned Connecticut statutory trust, Nicolet Bankshares Statutory Trust I (the “Statutory Trust”), which issued $6.0 million of guaranteed preferred beneficial interests in the Company’s junior subordinated deferrable interest debentures that qualify as Tier I capital under Federal Reserve Board guidelines. All of the common securities of the Statutory Trust are owned by the Company. The proceeds from the issuance of the common securities and the trust preferred securities were used by the Statutory Trust to purchase $6,186 of junior subordinated debentures of the Company, which pay an 8% fixed rate. The proceeds received by the Company from the sale of the junior subordinated debentures were used for general purposes, primarily to provide capital to the Bank. The debentures represent the sole asset of the Statutory Trust. The Statutory Trust is not included in the consolidated financial statements. The net combined effect of all the documents entered into in connection with the trust preferred securities is that the Company is liable to make the distributions and other payments required on the trust preferred securities.

The Company has the right to redeem the debentures purchased by the Statutory Trust, in whole or in part, on or after July 15, 2009. If the debentures are redeemed prior to maturity, the redemption price will be the principal amount and any accrued but unpaid interest. The maturity date of the debenture, if not redeemed, is July 15, 2034.

NOTE 8. JUNIOR SUBORDINATED DEBENTURES

In July 2004 the Company formed a wholly-owned Connecticut statutory trust, Nicolet Bankshares Statutory Trust I (the “Statutory Trust”), which issued $6.0 million of guaranteed preferred beneficial interests in the Company’s junior subordinated deferrable interest debentures that qualify as Tier 1 capital under Federal Reserve Board guidelines. All of the common securities of the Statutory Trust are owned by the Company. The proceeds from the issuance of the common securities and the trust preferred securities were used by the Statutory Trust to purchase $6,185,568 of junior subordinated debentures of the Company, which pay an 8% fixed rate. The proceeds received by the Company from the sale of the junior subordinated debentures were used for general purposes, primarily to provide capital to the Bank. The debentures represent the sole asset of the Statutory Trust. The Statutory Trust is not included in the consolidated financial statements. The net combined effect of all the documents entered into in connection with the trust preferred securities is that the Company is liable to make the distributions and other payments required on the trust preferred securities.

The Company has the right to redeem the debentures purchased by the Statutory Trust, in whole or in part, on or after July 15, 2009. If the debentures are redeemed prior to maturity, the redemption price will be the principal amount and any accrued but unpaid interest. The maturity date of the debenture, if not redeemed, is July 15, 2034.

EMPLOYEE AND DIRECTOR BENEFIT PLANS	12 Months Ended
Dec. 31, 2011
Disclosure Text Block Supplement [Abstract]
EMPLOYEE AND DIRECTOR BENEFIT PLANS
NOTE 9. EMPLOYEE AND DIRECTOR BENEFIT PLANS

The Company has purchased life insurance contracts on the lives of certain key officers. At December 31, 2011 and 2010, the cash surrender value of the bank owned life insurance was approximately $14,237,000 and $13,664,000, respectively, as included in the consolidated balance sheets.

The Company sponsors a deferred compensation plan for certain key management employees and directors. Under the management plan, employees designated by the Board of Directors may defer compensation and receive the deferred amounts plus earnings thereon upon termination of employment or at their election. The liability for the cumulative employee contributions and earnings thereon at December 31, 2011 and 2010 totaled approximately $391,000 and $356,000, respectively. Under the director plan, which was approved in 2005, participating directors may defer up to 100%of their Board compensation towards the purchase of Company common stock at market prices on a quarterly basis that is held in a Rabbi Trust. During 2011 and 2010 the plan purchased 3,004 and 3,765 shares of Company common stock, respectively, valued at approximately $49,600 in 2011 and $64,200 in 2010. No distributions of shares under this director plan were made in 2011 or 2010. The common stock outstanding and the related director deferred compensation liability are offsetting components of the Company’s equity in the amount of $315,762 at year end 2011 and $266,196 at year end 2010 representing 16,889 shares and 13,885 shares, respectively.

The Company also sponsors a 401(k) savings plan under which eligible employees may choose to save up to 100% of salary compensation on either a pre-tax or after-tax basis, subject to certain IRS limits. Under the plan, the Company matches 100% of participating employee contributions up to 6% of the participant’s gross compensation. The Company contribution vests over five years. The Company can make additional annual discretionary profit sharing contributions, as determined by the Board of Directors.

For 2011, 2010 and 2009, the Company’s matching expense and discretionary contribution, if any for the year, totaled approximately $462,000, $415,000 and $415,000, respectively.

STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
STOCK-BASED COMPENSATION
NOTE 10.	STOCK-BASED COMPENSATION

The Company has stock incentive plans administered by a committee of the Board of Directors that provide for the granting of various equity awards per the plan documents to certain eligible officers, employees and directors of the Company.

Activity of the stock incentive plans for options is summarized in the following table:
	Weighted- Average Fair Value per share of Options Granted	Options Outstanding	Weighted- Average Exercise Price	Exercisable
Balance — December 31, 2010		729,657	$17.59	491,780
Granted	—	—	—
Exercise of stock options		(17,750)	11.06
Cancelled		(9,000)	15.76
Balance — December 31, 2011		702,907	17.78	533,074
Granted	$4.87	184,625	16.50
Exercise of stock options		(4,500)	12.50
Cancelled		(22,175)	17.01
Balance — September 30, 2012		860,857	$17.55	540,937

Activity of the restricted stock awards is summarized in the following table:
	Weighted- Average Fair Value per share of Restricted Stock	Restricted Stock Outstanding
Balance — December 31, 2011		—
Granted	$16.50	54,725
Vested		—
Forfeited	16.50	(250)
Balance — September 30, 2012	$16.50	54,475

The Company recognized stock-based employee compensation expense of approximately $376,000 and $224,000 for nine months ended September 30, 2012 and 2011, respectively.

NOTE 10. STOCK-BASED COMPENSATION

In 2000, the Company adopted a Stock Incentive Plan covering up to 285,000 shares of the Company’s common stock. During 2002, the Company adopted a second Stock Incentive Plan covering an additional 125,000 shares of the Company’s common stock. During 2005 and 2008, the Company revised the second Stock Incentive Plan to allow for an additional 450,000 shares and 600,000 shares, respectively. A total of 1,460,000 shares have been reserved for potential stock options under these plans.

In 2011, the Company adopted a Long Term Incentive Plan covering up to 500,000 shares of the Company’s common stock. This plan provides for certain stock-based awards, such as but not limited to stock options, stock appreciation rights and restricted common stock, as well as cash performance awards. No awards have been made under this plan since its inception through December 31, 2011.

These plans are administered by a committee of the Board of Directors and provide for the granting of various equity awards per the plan documents to certain eligible officers, employees and directors of the Company.

In general, the exercise price of each option granted under these plans will not be less than the fair market value of the shares of common stock subject to the option on the date of grant as determined by the committee. Options will be exercisable in whole or in part upon such vesting terms as may be determined by the committee. Options expire ten years after the date of grant.

As of December 31, 2011 approximately 944,000 shares were available for grant under these plans (collectively the “Stock Incentive Plans”).
Activity of the Stock Incentive Plans is summarized in the following table:

	Weighted- Average Fair Value of Options Granted	Options Outstanding	Weighted- Average Exercise Price	Exercisable
Balance — December 31, 2008		582,357	$17.52	444,807
Granted	$5.25	222,500	16.70
Exercise of stock options		(25,250)	10.20
Cancelled		(24,000)	18.00
Balance — December 31, 2009		755,607	17.51	432,852
Granted	$5.41	12,500	17.15
Exercise of stock options		(6,450)	10.00
Cancelled		(32,000)	17.03
Balance — December 31, 2010		729,657	17.59	491,780
Granted	—	—	—
Exercise of stock options		(17,750)	11.06
Cancelled		(9,000)	15.76
Balance — December 31, 2011		702,907	$17.78	533,074

Options outstanding at December 31, 2011 are exercisable at option prices ranging from $10.00 to $26.00. There are 252,083 options outstanding in the range from $10.00–$17.00, 403,824 options outstanding in the range from $17.01–$22.00, and 47,000 options outstanding in the range from $22.01–$26.00. The exercisable options have a weighted average remaining contractual life of approximately 5 years as of December 31, 2011.

The Company recognized approximately $294,000, $296,000, and $162,000 of stock-based employee compensation expense during the years ended December 31, 2011, 2010 and 2009, respectively, associated with its stock option grants. As of December 31, 2011, there was approximately $667,500 of unrecognized compensation cost related to stock option grants. The cost is expected to be recognized over the remaining vesting period of approximately three years.
Intrinsic value represents the amount by which the fair market value of the underlying stock exceeds the exercise price of the stock options. The total intrinsic value of options exercised in 2011, 2010 and 2009 was approximately $97,000, $45,000 and $156,000, respectively. The weighted average exercise price of stock options exercisable at December 31, 2011 was $17.84.

STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY
NOTE 8.	STOCKHOLDERS’ EQUITY

On December 23, 2008, under the federal government’s Capital Purchase Program (“CPP”), the Company received $14,964,000 from the U.S. Treasury Department (“the UST”) for the issuance of 14,964 shares of senior preferred stock with $1,000 per share liquidation value (bearing a 5% dividend for the first five years and 9% thereafter) and an additional 748 shares of senior preferred stock with $1,000 per share liquidation value (bearing a 9% dividend) following the UST’s immediate exercise of preferred stock warrants. The $100,000 of incurred costs related to the preferred stock issuance was charged directly against preferred stock. The initial $848,000 discount recorded on preferred stock that resulted from allocating a portion of the proceeds to the warrants is accreted directly to retained earnings over a five- year period on a straight-line basis.

While the preferred stock under CPP was outstanding, the Company was subject to various restrictions governed by the executed documents with the UST, and by related governmental enactments. Such restrictions included: a) UST approval required for any increase in common dividends per share and for any repurchase of outstanding common stock; b) CPP period dividends required to be paid in full before dividends could be paid to common shareholders; c) no tax deduction to the Company for any senior executive officer whose compensation was above $500,000; and d) additional restrictions and compliance requirements on executive compensation.

On September 1, 2011, after appropriate regulatory approvals, the Company effectively redeemed all the senior preferred stock under the CPP, paying the UST $15,712,000 and accelerating the accretion of the remaining discount. Such redemption was in connection with the Company’s participation in the UST’s Small Business Lending Fund (“SBLF”) described below. The SBLF is a program separate and distinct from the Troubled Asset Relief Program (“TARP”), and thus, among other things, the restrictions noted above under the CPP or related government enactments are no longer applicable to the Company.

The SBLF is a UST program made available to community banks, designed to boost lending to small businesses by providing participating banks with capital and liquidity. In particular, the SBLF program targets commercial, industrial, owner-occupied real-estate and agricultural-based lending to qualifying small businesses, which include businesses with less than $50 million in revenue, and promotes outreach to women-owned, veteran-owned and minority-owned businesses.

On September 1, 2011, under the SBLF, the Company received $24,400,000 from the UST for the issuance of 24,400 shares of Non-cumulative Perpetual Preferred Stock, Series C, with $1,000 per share liquidation value. The $41,000 of incurred issuance costs was charged against additional paid-in capital. The annual dividend rate upon funding and for the following nine calendar quarters is 5%, unless there is growth in qualifying small business loans outstanding over a baseline which could reduce the rate to as low as 1% (as determined under the terms of the Securities Purchase Agreement (the “Agreement”)), adjusted quarterly. The dividend rate is fixed for the tenth quarter after funding through the end of the first four and one-half years at 7% (unless fixed at a lower rate given increased lending as similarly described above); and finally the dividend rate is fixed at 9% after four and one-half years if the preferred stock is not repaid. The Company’s weighted average dividend rate for the nine month period ended September 30, 2012 and the period from funding through September 30, 2011 was 5%. Under the terms of the Agreement, the Company will be required to provide various information, certifications, and reporting to the UST. At September 30, 2012 and December 31, 2011, the Company believes it was in compliance with the requirements set by the UST in the Agreement. The preferred stock (under CPP or SBLF) qualifies as Tier 1 capital for regulatory purposes.

For the nine months ended September 30, 2012 the Company had repurchased 80,692 shares of its common stock for gross proceeds of approximately $1,331,000.

NOTE 11. STOCKHOLDERS’ EQUITY

On March 18, 2005, the stockholders of the Company approved a reorganization plan for the purpose of taking the Company private by reducing its number of stockholders of record below 300. The reorganization plan permitted the Company to discontinue reporting to the Securities and Exchange Commission based on the reduced number of stockholders. The reorganization was accomplished through a cash-out merger whereby stockholders owning 1,500 or fewer shares of common stock were paid cash for each share owned.

In December 2008, through a private placement, the Company raised $9,500,000 in capital, issuing 594,083 shares. The $100,000 of incurred costs related to the private placement issuance was charged against additional paid-in capital.

On December 23, 2008, under the federal government’s Capital Purchase Program (“CPP”), the Company received $14,964,000 from the U.S. Treasury Department (“the UST”) for the issuance of 14,964 shares of senior preferred stock with $1,000 per share liquidation value (bearing a 5% dividend for the first five years and 9% thereafter) and an additional 748 shares of senior preferred stock with $1,000 per share liquidation value (bearing a 9% dividend) following the UST’s immediate exercise of preferred stock warrants. The $100,000 of incurred costs related to the preferred stock issuance was charged directly against preferred stock. The initial $848,200 discount recorded on preferred stock that resulted from allocating a portion of the proceeds to the warrants is accreted directly to retained earnings over a five-year period on a straight-line basis.
While the preferred stock under CPP was outstanding, the Company was subject to various restrictions governed by the executed documents with the UST, and by related governmental enactments. Such restrictions included: a) UST approval required for any increase in common dividends per share and for any repurchase of outstanding common stock; b) CPP period dividends required to be paid in full before dividends could be paid to common shareholders; c) no tax deduction to the Company for any senior executive officer whose compensation was above $500,000; and d) additional restrictions and compliance requirements on executive compensation. In September of 2009, the Company received approval from the UST and its regulator to repurchase up to 100,000 shares of its common stock, under which 96,600 shares of common stock at a cost of $1,618,880 were repurchased and subsequently retired during 2009. Similar approvals were obtained for 2010 and 2011, allowing repurchase of up to 100,000 shares of common stock each year. No shares were repurchased under these authorities during 2010 or 2011.

On September 1, 2011, after appropriate regulatory approvals, the Company effectively redeemed all the senior preferred stock under the CPP, paying the UST $15,712,000 and accelerating the accretion of the remaining discount. Such redemption was in connection with the Company’s participation in the UST’s Small Business Lending Fund (“SBLF”) described below. The SBLF is a program separate and distinct from the Troubled Asset Relief Program (“TARP”), and thus, among other things, the restrictions noted above under the CPP or related government enactments are no longer applicable to the Company.

The SBLF is a UST program made available to community banks, designed to boost lending to small businesses by providing participating banks with capital and liquidity. In particular, the SBLF program targets commercial, industrial, owner-occupied real-estate and agricultural-based lending to qualifying small businesses, which include businesses with less than $50 million in revenue, and promotes outreach to women-owned, veteran-owned and minority-owned businesses.

On September 1, 2011, under the SBLF, the Company received $24,400,000 from the UST for the issuance of 24,400 shares of Non-cumulative Perpetual Preferred Stock, Series C, with $1,000 per share liquidation value. The $41,000 of incurred issuance costs was charged against additional paid-in capital. The annual dividend rate upon funding and for the following nine calendar quarters is 5%, unless there is growth in qualifying small business loans outstanding over a baseline which could reduce the rate to as low as 1% (as determined under the terms of the Securities Purchase Agreement (the “Agreement”)), adjusted quarterly. The dividend rate is fixed for the tenth quarter after funding through the end of the first four and one-half years at 7% (unless fixed at a lower rate given increased lending as similarly described above); and finally the dividend rate is fixed at 9% after four and one-half years if the preferred stock is not repaid. The Company’s weighted average dividend rate for 2011 (since funding) was 5%. Under the terms of the Agreement, the Company will be required to provide various information, certifications, and reporting to the UST. At December 31, 2011, the Company believes it was in compliance with the requirements set by the UST in the Agreement. The preferred stock (under CPP or SBLF) qualifies as Tier 1 capital for regulatory purposes.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 12. INCOME TAXES

The current and deferred amounts of income tax expense (benefit) were as follows:

	2011	2010	2009
Current	$(135,372)	$1,017,309	$385,325
Deferred	461,598	(880,983)	(233,732)
Change in valuation allowance	(7,795)	—	(106,042)
Income tax expense	$318,431	$136,326	$45,551

The differences between the income tax expense recognized and the amount computed by applying the statutory federal income tax rate to the earnings before income taxes, less noncontrolling interest, for the years ended December 31, 2011, 2010 and 2009 are included in the following table.

	2011	2010	2009
Tax on pretax income, less noncontrolling interest, at statutory rates	$614,963	$423,870	$415,586
State income taxes, net of federal effect	90,996	59,589	51,726
Tax-exempt interest income	(410,944)	(374,066)	(421,346)
Non-deductible interest disallowance	52,973	63,762	86,624
Increase in cash surrender value life insurance	(194,553)	(195,140)	(189,593)
Non-deductible business entertainment	84,077	75,023	70,415
Stock based employee compensation	96,911	100,552	55,080
Other, net	(15,992)	(17,264)	(22,941)
Income tax expense	$318,431	$136,326	$45,551

The net deferred tax asset included with other assets into the accompanying consolidated balance sheets includes the following amounts of deferred tax assets and liabilities at December 31:
	2011	2010	2009
Deferred tax assets:
Allowance for loan losses	$2,322,653	$3,399,659	$2,247,654
State net operating loss carryforwards	199,887	194,490	194,490
Credit carryforwards	450,226	—	117,091
Other real estate	12,702	50,772	50,772
Investment securities	218,871	168,575	147,466
Compensation	278,436	244,987	206,792
Core deposit intangible	299,537	217,594	—
Other	200,600	53,303	249,379
Total deferred tax asset	3,982,912	4,329,380	3,213,644
Less valuation allowance	(186,695)	(194,490)	(194,490)
Deferred tax asset	3,796,217	4,134,890	3,019,154
Deferred tax liabilities:
Premises and equipment	(487,317)	(347,898)	(193,532)
Prepaid expenses	(99,402)	(32,558)	(43,304)
Other	—	(91,133)	—
Unrealized gain on securities available for sale	(870,620)	(514,394)	(548,924)
Total deferred tax liability	(1,457,339)	(985,983)	(785,760)
Net deferred tax asset	$2,338,878	$3,148,907	$2,233,394

The Company has a state net operating loss carryforward of approximately $3,700,000 resulting in a deferred tax asset of approximately $200,000. A valuation allowance of $187,000 has been recognized on this asset relating to the parent company’s state loss carryforward which is not expected to be realized under current regulations. The remaining state net operating loss carryforward will not expire until 2026. At December 31, 2011, the Company has available alternative minimum tax credit carryforwards for federal tax purposes of approximately $450,000 which may be used indefinitely.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 13. COMMITMENTS AND CONTINGENCIES

The Company is party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit, financial guarantees, and standby letters of credit. They involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instruments for commitments to extend credit and standby letters of credit is represented by the contractual notional amount of those instruments. The Company uses the same credit policies in making commitments and issuing letters of credit as they do for on-balance-sheet instruments.

A summary of the contract or notional amount of the Company’s exposure to off-balance-sheet risk as of December 31 is as follows:

	2011	2010
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit	$158,261,000	$119,751,000
Standby letters of credit	6,631,000	6,959,000

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Credit card commitments are generally unsecured.

Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third-party. Those guarantees are primarily issued to support public and private borrowing arrangements and, generally, have terms of one year or less. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The Bank holds collateral, which may include accounts receivable, inventory, property, equipment, and income-producing properties, supporting those commitments if deemed necessary. In the event the customer does not perform in accordance with the terms of the agreement with the third-party, the Bank would be required to fund the commitment. The maximum potential amount of future payments the Bank could be required to make is represented by the contractual amount. If the commitment is funded, the Bank would be entitled to seek recovery from the customer. At December 31, 2011 and 2010, no amounts have been recorded as liabilities for the Bank’s potential obligations under these guarantees.

The Company has federal funds accommodations with other financial institutions where funds may be borrowed on a short-term basis at the market rate in effect at the time of the borrowing. The total federal funds accommodations as of December 31, 2011 and 2010 are $65,000,000 and $80,000,000, respectively. At December 31, 2011 and 2010, the Company had no outstanding balance on these lines.

In the normal course of business, the Company is involved in various legal proceedings. In the opinion of management, any liability resulting from such proceedings would not have a material adverse effect on the consolidated financial statements.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 14. RELATED PARTY TRANSACTIONS

The Company conducts transactions, in the normal course of business, with its directors and officers, including companies in which they have a beneficial interest. It is the Company’s policy to comply with federal regulations that require that these transactions with directors and executive officers be made on substantially the same terms as those prevailing at the time made for comparable transactions to other persons. Related party loans totaled approximately $24,510,000 at December 31, 2011 and $25,120,000 at December 31, 2010.

During 2004, the Company entered into a joint venture (50% ownership by the Company) with a real estate development and investment firm (the “Firm”) in connection with the new headquarters facility. The Firm is considered a related party, as one of its principals is a Board member and shareholder of the Company. During 2009, the Company entered into an additional transaction with the Firm involving a 40%ownership of another entity resulting from an arm’s length workout of a loan originally held by the Bank. This 40% ownership was subsequently sold during 2010 at a gain to the Company of approximately $88,000. Finally, in August 2011, the Company opened a new branch location in a facility which is leased from an entity owned by the Firm on terms considered by management to be arms-length.

GAIN (LOSS) ON ASSETS	12 Months Ended
Dec. 31, 2011
Gain (Loss ) On Assets [Abstract]
GAIN (LOSS) ON ASSETS
NOTE 15. GAIN (LOSS) ON ASSETS

Components of the gain (loss) on assets are as follows for the years ended December 31:

	2011	2010		2009
Gain on sale of securities, net	$—		$283,152		$6,883
Other than temporary impairment charge on securities	(127,750)		(428,178)		—
Gain (loss) on sale of other real estate owned, net	64,472		(10,307)		(157,350)
Gain on sale of other assets, net	8,223	96,665		—
Loss on assets, net	$(55,055)		$(58,668)		$(150,467)

REGULATORY CAPITAL REQUIREMENTS AND RESTRICTIONS OF DIVIDENDS	12 Months Ended
Dec. 31, 2011
Banking and Thrift [Abstract]
REGULATORY CAPITAL REQUIREMENTS AND RESTRICTIONS OF DIVIDENDS
NOTE 16.	REGULATORY CAPITAL REQUIREMENTS AND RESTRICTIONS OF DIVIDENDS

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company and Bank’s financial statements.

Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk-weightings, and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and Bank to maintain minimum amounts and ratios of Total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and Tier 1 capital (as defined) to average assets (as defined). Management believes, as of December 31, 2011 and 2010, that the Company and the Bank met all capital adequacy requirements to which they are subject.

As of December 31, 2011 and 2010, the most recent notifications from the regulatory agencies categorized the Bank as well-capitalized under the regulatory framework for prompt corrective action. To be categorized as well-capitalized, an institution must maintain minimum Total risk-based, Tier I risk-based, and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since these notifications that management believes have changed the Bank’s category.

The Company’s and the Bank’s actual regulatory capital amounts and ratios as December 31, 2011 and 2010 are presented in the following table.

	Actual		For Capital Adequacy Purposes				To Be Well Capitalized Under Prompt Corrective Action Provisions (2)
($ in thousands)	Amount	Ratio (1)	Amount		Ratio (1)		Amount		Ratio (1)
As of December 31, 2011:
Company
Total capital	$82,638	16.7%		$39,510		8.0%
Tier I capital	76,739	15.5		19,755		4.0
Leverage	76,739	12.1		25,468		4.0

Bank
Total capital	$74,586	15.6%		$38,340		8.0%		$47,925		10.0%
Tier I capital	68,687	14.3		19,170		4.0		28,755		6.0
Leverage	68,687	11.1		24,831		4.0		31,039		5.0

As of December 31, 2010:
Company
Total capital	$72,635	13.8%		$42,056		8.0%
Tier I capital	66,259	12.6		21,028		4.0
Leverage	66,259	9.9		26,798		4.0

Bank
Total capital	$65,796	13.0%		$40,623		8.0%		$50,779		10.0%
Tier I capital	59,420	11.7		20,312		4.0		30,468		6.0
Leverage	59,420	9.2	25,958		4.0		32,447		5.0

(1)	The Total capital ratio is defined as tier 1 capital plus tier 2 capital divided by total risk-weighted assets. The Tier 1 capital ratio is defined as tier 1 capital divided by total risk-weighted assets. The Leverage ratio is defined as tier 1 capital divided by the most recent quarter’s average total assets.

(2)	Prompt corrective action provisions are not applicable at the bank holding company level.

A source of income and funds for the Company are dividends from the Bank. Dividends declared by the Bank that exceed the retained net income for the most current year plus retained net income for the preceding two years must be approved by Federal regulatory agencies. At December 31, 2011, the Bank could pay dividends of approximately $3,585,000 without seeking regulatory approval.

FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 9.	FAIR VALUE MEASUREMENTS

The relevant accounting standard (codified in ASC Topic 820, “Fair Value Measurements and Disclosures”) defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This standard applies under other accounting pronouncements that require or permit fair value measurements; accordingly, the standard amends numerous accounting pronouncements but does not require any new fair value measurements of reported balances. The standard emphasizes that fair value (i.e. the price that would be received in an orderly transaction that is not a forced liquidation or distressed sale at the measurement date), among other things, is based on exit price versus entry price, should include assumptions about risk such as nonperformance risk in liability fair values, and is a market-based measurement versus an entity-specific measurement.

The fair value hierarchy prioritizes inputs used to measure fair value into three broad levels. Level 1inputs are quoted market prices in active markets for identical assets or liabilities that a company has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liabilities, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the fair value measurement is based on inputs from different levels, the level within which the entire fair value measurement will be categorized is based on the lowest level input that is significant to the fair value measurement in its entirety; this assessment of the significance of an input requires management judgment.

The following table presents items measured at fair value on a recurring basis as of September 30, 2012 and December 31, 2011, aggregated by the level in the fair value hierarchy within which those measurements fall, as well as a roll forward of activity for Level 3 (significant unobservable inputs) fair value measurements.

	September 30, 2012
Measured at Fair Value on a Recurring Basis	Fair Value Measurements Using
(in thousands)	Total	Level 1	Level 2	Level 3
State, county and municipals	$33,619	$—	$32,644	$975
Mortgage-backed securities	18,363	—	18,363	—
U.S. Government sponsored enterprises	2,503	—	2,503	—
Equity securities	2,590	2,590	—	—
Securities available-for-sale	$57,075	$2,590	$53,510	$975

	December 31, 2011
	Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
State, county and municipals	$31,848	$—	$30,873	$975
Mortgage-backed securities	18,484	—	18,484	—
U.S. Government sponsored enterprises	5,020	—	5,020	—
Equity securities	1,407	1,407	—	—
Securities available-for-sale	$56,759	$1,407	$54,377	$975

	Securities Available for Sale
Level 3 Fair Value Measurements:	Nine Months Ended September 30, 2012	Year Ended December 31, 2012
(in thousands)
Balance at beginning of year	$975	$1,050
Purchases/(sales)/(settlements), net	—	(75)
Net change in gain/(loss), realized and unrealized	—	—
Transfers in/(out) of Level 3	—	—
Balance at end of period	$975	$975

The following is a description of the valuation methodologies used by the Company for the items noted in the table above, including the general classification of such instruments in the fair value hierarchy. Where quoted market prices on securities exchanges are available, the investment is classified in Level 1 of the fair value hierarchy. Level1investments primarily include exchange-traded equity securities available for sale. If quoted market prices are not available, fair value is generally determined using pricing models (such as matrix pricing which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities), quoted market prices of securities with similar characteristic (adjusted for differences between the quoted instruments and the instrument being valued), or discounted cash flows, and are classified in Level 2 of the fair value hierarchy. Examples of these investments include mortgage-related securities and obligations of state, county and municipals. Finally, in certain cases where there is limited activity or less transparency around inputs to the estimated fair value, investments are classified within Level 3 of the hierarchy. Examples of these include auction rate securities available for sale (for which there has been no liquid market since 2008). At September 30, 2012 and December 31, 2011, it was determined that carrying value was the best approximation of fair value for these Level 3 securities, based primarily on receipt of par from refinances for the auction rate securities.

The following table presents the Company’s collateral-dependent impaired loans and other real estate owned measured at fair value on a nonrecurring basis as of September 30, 2012 and December 31, 2011, aggregated by the level in the fair value hierarchy within which those measurements fall.

Measured at Fair Value on a Nonrecurring Basis		Fair Value Measurements Using
(in thousands)	September 30, 2012	Level 1	Level 2	Level 3
Collateral-dependent impaired loans	$15,152	$—	$15,152	$—
Other real estate owned	617	—	617	—

		Fair Value Measurements Using
	December 31, 2011	Level 1	Level 2	Level 3
Collateral-dependent impaired loans	$8,878	$—	$8,878	$—
Other real estate owned	641	—	641	—

The following is a description of the valuation methodologies used by the Company for the items noted in the table above, including the general classification of such instruments in the fair value hierarchy. Per the applicable accounting standard, the use of observable market price or estimated fair value of collateral on collateral-dependent impaired loans and other real estate owned is considered a fair value measurement subject to the fair value hierarchy and provisions of the accounting standard. The primary inputs underlying estimated fair value of collateral dependent impaired loans and other real estate owned classified within Level 2 are appraised values obtained from external parties for real estate collateral and current financial statements for non-real estate collateral (i.e. usually current assets in nature, such as accounts receivable or inventories). Appraised values of other real estate owned are adjusted for the expected costs to sell.

Summarized below are the estimated fair values of the Company’s financial instruments at September 30, 2012 and December 31, 2011, along with the methods and assumptions used by the Company in estimating the fair value disclosures.

	September 30, 2012
			Fair Value Measurements Using
(in thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$27,552	$27,552	$27,552	$—	$—
Securities available for sale	57,075	57,075	2,590	53,510	975
Other investments	5,221	5,221	—	—	5,221
Loans held for sale	3,484	3,484	—	—	3,484
Loans, net	539,217	543,263	—	15,152	528,111
Bank owned life insurance	18,509	18,509	—	18,509	—

Financial liabilities:
Deposits	$554,858	$556,741	$—	$—	$556,741
Short-term borrowings	4,313	4,313	—	4,313	—
Notes payable	35,212	35,994	—	35,994	—
Junior subordinated debentures	6,186	6,186	—	—	6,186

	December 31, 2011
	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$92,129	$92,129
Certificates of deposits in other banks	248	248
Securities available for sale	56,759	56,759
Other investments	5,211	5,211
Loans held for sale	11,373	11,373
Loans, net	466,589	469,734
Bank owned life insurance	14,237	14,237

Financial liabilities:
Deposits	$551,536	$553,761
Short-term borrowings	4,132	4,132
Notes payable	35,374	36,557
Junior subordinated debentures	6,186	6,186

The following is a description of the valuation methodologies used to estimate the fair value of financial instruments.

Cash and cash equivalents and certificates of deposits in other banks: For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Securities available for sale and other investments: Fair values for securities are based on quoted market prices on securities exchanges, when available. If quoted market prices are not available, fair value is generally determined using pricing models, quoted market prices of securities with similar characteristics, or discounted cash flows. For other investments, the carrying amount of Federal Reserve Bank and FHLB stock is a reasonably accepted fair value estimate given the irrestricted nature, while the carrying amount of the remaining other investments (particularly common stocks of companies or other banks that are not publicly traded) approximates their fair value, determined primarily by analysis of company financial statements and recent capital issuances of the respective companies or banks, if any.

Loans held for sale: The carrying amount of loans held for sale approximates the fair value, given the short-term nature of the loans between origination and sale.

Loans, net: For variable-rate loans that reprice frequently and with no significant change in credit risk or other optionality, fair values are based on carrying values. Fair values for all other loans are estimated by discounting contractual cash flows using estimated market discount rates, which reflect the credit and interest rate risk inherent in the loan. Collateral-dependent impaired loans are included in loans, net.

Bank owned life insurance: The carrying value of these assets approximates fair value.

Deposits: The fair value of deposits with no stated maturity (such as demand deposits, savings, interest and non-interest checking, and money market accounts) is, by definition, equal to the amount payable on demand at the reporting date. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates within the marketplace.

Short-term borrowings: For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Notes payable and junior subordinated debentures: The fair values of notes payable and junior subordinated debentures are estimated using discounted cash flow analysis based on current interest rates being offered by instruments with similar terms and credit quality.

Off-balance-sheet instruments: The estimated fair value of letters of credit at September 30, 2012 and December 31, 2011 was insignificant. Loan commitments on which the committed interest rate is less than the current market rate are also insignificant at September 30, 2012 and December 31,2011.

Limitations: Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Fair value estimates may not be realizable in an immediate settlement of the instrument. In some instances, there are no quoted market prices for the Company’s various financial instruments, in which case fair values may be based on estimates using present value or other valuation techniques, or based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of the financial instruments, or other factors. Those techniques are significantly affected by the assumptions used, including the discount rate and estimate of future cash flows. Subsequent changes in assumptions could significantly affect the estimates.

NOTE 17. FAIR VALUE OF FINANCIAL INFORMATION

Disclosure of the fair value of financial instruments, whether recognized or not recognized in the balance sheet, is required for those instruments for which it is practicable to estimate that value, with the exception of certain financial instruments and all nonfinancial instruments as provided for by the accounting standards. For financial instruments recognized at fair value in the consolidated balance sheets, the fair value disclosure requirements also apply.

The relevant accounting standard (codified in ASC Topic 820, “Fair Value Measurements and Disclosures”) defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. This standard applies under other accounting pronouncements that require or permit fair value measurements; accordingly, the standard amends numerous accounting pronouncements but does not require any new fair value measurements of reported balances. The standard emphasizes that fair value (i.e. the price that would be received in an orderly transaction that is not a forced liquidation or distressed sale at the measurement date), among other things, is based on exit price versus entry price, should include assumptions about risk such as nonperformance risk in liability fair values, and is a market-based measurement versus an entity-specific measurement. The standard was effective for the Company as of January 1, 2008, with the exception of the application to nonfinancial assets and liabilities measured at fair value on a nonrecurring basis (such as other real estate owned and goodwill or other intangibles for impairment testing) to which the standard became effective on January 1, 2009.

The fair value hierarchy prioritizes inputs used to measure fair value into three broad levels. Level 1 inputs are quoted market prices in active markets for identical assets or liabilities that a company has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability, which are typically based on an entity’s own assumptions, as there is little, if any, related market activity. In instances where the fair value measurement is based on inputs from different levels, the level within which the entire fair value measurement will be categorized is based on the lowest level input that is significant to the fair value measurement in its entirety; this assessment of the significance of an input requires management judgment.

The table following presents items measured at fair value on a recurring basis as of December 31, 2011 and 2010, aggregated by the level in the fair value hierarchy within which those measurements fall, as well as a roll forward of 2010 activity for Level 3 (significant unobservable inputs) fair value measurements.

		Fair Value Measurements Using
Measured at Fair Value on a Recurring Basis:	Total	Level 1	Level 2	Level 3
($ in thousands)
State, county and municipals	$31,848	$—	$30,873	$975
Mortgage-backed securities	18,484	—	18,484	—
US Government sponsored enterprises	5,020	—	5,020	—
Equity securities	1,407	1,407	—	—
Securities available for sale, December 31, 2011	$56,759	$1407	$54,377	$975

State, county and municipals	$31,109	$—	$30,059	$1,050
Mortgage-backed securities	17,407	—	17,407	—
US Government sponsored enterprises	2,499	—	2,499	—
Equity securities	1,373	1,373	—	—
Securities available for sale, December 31, 2010	$52,388	$1,373	$49,965	$1,050

	Securities Available for Sale
Level 3 Fair Value Measurements ($ in thousands):	2011	2010
Balance at beginning of year	$1,050	$1,250
Purchases/(sales)/(settlements), net	(75)	(200)
Net change in gain/(loss), realized and unrealized	—	—
Transfers in/(out) of Level 3	—	—
Balance at end of year	$975	$1,050

The following is a description of the valuation methodologies used by the Company for the items noted in the table above, including the general classification of such instruments in the fair value hierarchy. Where quoted market prices on securities exchanges are available, the investment is classified in Level 1 of the fair value hierarchy. Level 1 investments primarily include exchange-traded equity securities available for sale. If quoted market prices are not available, fair value is generally determined using pricing models (such as matrix pricing which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities), quoted market prices of securities with similar characteristic (adjusted for differences between the quoted instruments and the instrument being valued), or discounted cash flows, and are classified in Level 2 of the fair value hierarchy. Examples of these investments include mortgage-related securities and obligations of state, county and municipals. Finally, in certain cases where there is limited activity or less transparency around inputs to the estimated fair value, investments are classified within Level 3 of the hierarchy. Examples of these include auction rate securities available for sale (for which there has been no liquid market since 2008). At December 31, 2011 and 2010, it was determined that carrying value was the best approximation of fair value for these Level 3 securities, based primarily on receipt of par from refinances for the auction rate securities.

The table following presents the Company’s collateral-dependent impaired loans and other real estate owned measured at fair value on a nonrecurring basis as of December 31, 2011 and 2010, aggregated by the level in the fair value hierarchy within which those measurements fall.

		Fair Value Measurements Using
Measured at Fair Value on a Nonrecurring Basis:	Total	Level 1	Level 2	Level 3
($ in thousands)
December 31, 2011:
Collateral-dependent impaired loans	$8,878	$—	$8,878	$—
Other real estate owned	641	—	641	—

December 31, 2010:
Collateral-dependent impaired loans	$8,067	$—	$8,067	$—
Other real estate owned	1,443	—	1,443	—

The following is a description of the valuation methodologies used by the Company for the items noted in the table above, including the general classification of such instruments in the fair value hierarchy. Per the applicable accounting standard, the use of observable market price or estimated fair value of collateral on collateral-dependent impaired loans and other real estate owned is considered a fair value measurement subject to the fair value hierarchy and provisions of the accounting standard. The primary inputs underlying estimated fair value of collateral-dependent impaired loans and other real estate owned classified within Level 2 are appraised values obtained from external parties for real estate collateral and current financial statements for non-real estate collateral (i.e. usually current assets in nature, such as accounts receivable or inventories). Appraised values of other real estate owned are adjusted for the expected costs to sell.

Summarized below are the estimated fair values of the Company’s financial instruments at December 31, 2011 and 2010, along with the methods and assumptions used by the Company in estimating the fair value disclosures.

	2011		2010
($ in thousands)	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	$92,129	$92,129	$52,103	$52,103
Certificates of deposits in other banks	248	248	497	497
Securities available for sale	56,759	56,759	52,388	52,388
Other investments	5,211	5,211	4,910	4,910
Loans held for sale	11,373	11,373	5,334	5,334
Loans, net	466,589	469,734	505,126	504,773
Bank owned life insurance	14,237	14,237	13,664	13,664

Financial liabilities:
Deposits	$551,536	$553,761	$558,464	$561,458
Short-term borrowings	4,132	4,132	4,390	4,390
Notes payable	35,374	36,557	35,581	36,535
Junior subordinated debentures	6,186	6,186	6,186	6,069

Cash and cash equivalents and certificates of deposits in other banks: For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Securities available for sale and other investments: Fair values for securities are based on quoted market prices on securities exchanges, when available. If quoted market prices are not available, fair value is generally determined using pricing models, quoted market prices of securities with similar characteristics, or discounted cash flows. For other investments, the carrying amount of Federal Reserve Bank and FHLB stock is a reasonably accepted fair value estimate given their restricted nature, while the carrying amount of the remaining other investments (particularly common stocks of companies or other banks that are not publicly traded) approximates their fair value, determined primarily by analysis of company financial statements and recent capital issuances of the respective companies or banks, if any.

Loans held for sale: The carrying amount of loans held for sale approximates the fair value, given the short-term nature of the loans between origination and sale.

Loans, net: For variable-rate loans that reprice frequently and with no significant change in credit risk or other optionality, fair values are based on carrying values. Fair values for all other loans are estimated by discounting contractual cash flows using estimated market discount rates, which reflect the credit and interest rate risk inherent in the loan. Collateral-dependent impaired loans are included in loans, net.

Bank owned life insurance: The carrying value of these assets approximates fair value.

Deposits: The fair value of deposits with no stated maturity (such as demand deposits, savings, interest and non-interest checking, and money market accounts) is, by definition, equal to the amount payable on demand at the reporting date. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates within the market place.

Short-term borrowings: For these short-term instruments, the carrying amount is a reasonable estimate of fair value.

Notes payable and junior subordinated debentures: The fair values of notes payable and junior subordinated debentures are estimated using discounted cash flow analysis based on current interest rates being offered by instruments with similar terms and credit quality.

Off-balance-sheet instruments: The estimated fair value of letters of credit at December 31, 2011 and 2010 was insignificant. Loan commitments on which the committed interest rate is less than the current market rate are also insignificant at December 31, 2011 and 2010.

Limitations: Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Fair value estimates may not be realizable in an immediate settlement of the instrument. In some instances, there are no quoted market prices for the Company’s various financial instruments, in which case fair values may be based on estimates using present value or other valuation techniques, or based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of the financial instruments, or other factors. Those techniques are significantly affected by the assumptions used, including the discount rate and estimate of future cash flows. Subsequent changes in assumptions could significantly affect the estimates.

PARENT COMPANY ONLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
PARENT COMPANY ONLY FINANCIAL INFORMATION
NOTE 18. PARENT COMPANY ONLY FINANCIAL INFORMATION

The following reflects the condensed financial statements (for the parent company) of Nicolet Bankshares, Inc.:

Balance Sheets
	December 31,
	2011	2010
Assets
Cash and due from subsidiary	$4,604,894	$117,860
Investments	3,384,750	3,479,000
Investments in subsidiaries	74,147,607	64,921,594
Loans	—	3,100,000
Other assets	498,779	545,552
Total assets	$82,636,030	$72,164,006

Liabilities and Stockholders’ Equity
Junior subordinated debentures	$6,185,568	$6,185,568
Other liabilities	427,953	358,573
Stockholders’ equity	76,022,509	65,619,865
Total liabilities and stockholders’ equity	$82,636,030	$72,164,006

Statements of Income

	For the years ended December 31,
	2011	2010	2009
Interest income	$55,935	$135,763	$17,292
Interest expense	502,562	538,073	517,538
Net interest expense	(446,627)	(402,310)	(500,246)
Dividend income	1,500,000	—	—
Operating expense	(75,938)	(65,594)	(133,975)
Gain (loss) on assets, net	(127,750)	(260,214)	6,883
Income tax benefit	303,425	381,720	287,560
Earnings (loss) before equity in undistributed earnings of subsidiaries	1,153,110	(346,398)	(339,778)
Equity in undistributed earnings of subsidiaries, net of dividends received	337,175	1,456,747	1,516,541
Net income	$1,490,285	$1,110,349	$1,176,763

Statements of Cash Flows

	For the years ended December 31,
	2011	2010	2009
Cash Flows From Operating Activities:
Net Income attributable to Nicolet Bankshares, Inc.	$1,490,285	$1,110,349	$1,176,763
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Loss (gain) on assets, net	127,750	260,214	(6,883)
Change in other assets and liabilities, net	(98,297)	1,503,702	(629,562)
Equity in undistributed earnings of subsidiaries, net of dividends received	(337,175)	(1,456,747)	(1,516,541)
Net cash provided (used) by operating activities	1,182,563	1,417,518	(976,223)
Cash Flows from Investing Activities:
Decrease (Increase) in loans	3,100,000	(3,100,000)	—
Purchase of investments and other assets, net	—	(38,000)	(633,812)
Proceeds from sale of investments and other assets	—	548,185	—
Capital infusion to subsidiaries	(7,925,000)	—	(712,000)
Net cash used in investing activities	(4,825,000)	(2,589,815)	(1,345,812)

Cash Flows From Financing Activities:
Purchase of treasury stock	—	—	(1,618,880)
Proceeds from issuance of common stock, net	35,772	207,702	180,329
Exercise of common stock options	196,251	64,500	257,501
Proceeds from issuance of preferred stock (SBLF), net	24,359,000	—	—
Redemption of preferred stock (CPP)	(15,712,000)	—	—
Cash dividends on preferred stock	(749,552)	(815,520)	(729,437)
Net cash provided (used) by financing activities	8,129,471	(543,318)	(1,910,487)
Net increase (decrease) in cash	4,487,034	(1,715,615)	(4,232,523)
Beginning cash	117,860	1,833,475	6,065,997
Ending cash	$4,604,894	$117,860	$1,833,475

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 11.	SUBSEQUENT EVENTS

On November 28, 2012, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Mid-Wisconsin Financial Services, Inc. (“MWFS”), the holding company of Mid-Wisconsin Bank. Pursuant to the terms of the Merger Agreement, MWFS will be merged with and into Nicolet Bankshares, Inc. with Nicolet Bankshares, Inc. surviving the merger. After the merger, Mid-Wisconsin Bank will be merged with and into Nicolet National Bank with Nicolet National Bank surviving the merger. The transactions contemplated by the Merger Agreement are expected to be completed in the second quarter of 2013 and are contingent on customary conditions, including regulatory approval and the approval of the shareholders of both the Company and MWFS.

Under the terms of the Merger Agreement, MWFS shareholders will receive 0.3727 shares of Nicolet Bankshares, Inc. common stock, except in certain limited circumstances outlined in the Merger Agreement, which include, among other instances, cash in lieu of shares for fractional shares or for certain MWFS shareholders who own a small number of shares of MWFS common stock, all as defined or adjusted pursuant to the terms of the Merger Agreement. As a condition of the merger, MWFS shall have redeemed by the closing of the merger its preferred stock (issued to the UST by MWFS as part of its participation in the CPP with par value of $10.5 million) plus all accrued and unpaid dividends thereon; or if such redemption is not permitted by regulatory authorities for MWFS, the redemption of such stock by the Company for a maximum payment of $12.0 million.

NOTE 19. SUBSEQUENT EVENTS

On November 28, 2012, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Mid-Wisconsin Financial Services, Inc. (“MWFS”), the holding company of Mid-Wisconsin Bank. Pursuant to the terms of the Merger Agreement, MWFS will be merged with and into Nicolet Bankshares, Inc. with Nicolet Bankshares, Inc. surviving the merger. After the merger, Mid-Wisconsin Bank will be merged with and into Nicolet National Bank with Nicolet National Bank surviving the merger. The transactions contemplated by the Merger Agreement are expected to be completed in the second quarter of 2013 and are contingent on customary conditions, including regulatory approval and the approval of the shareholders of both the Company and MWFS.

Under the terms of the Merger Agreement, MWFS shareholders will receive 0.3727 shares of Nicolet Bankshares, Inc. common stock, except in certain limited circumstances outlined in the Merger Agreement, which include, among other instances, cash in lieu of shares for fractional shares or for certain MWFS shareholders who own a small number of shares of MWFS common stock, all as defined or adjusted pursuant to the terms of the Merger Agreement. As a condition of the merger, MWFS shall have redeemed by the closing of the merger its preferred stock (issued to the UST by MWFS as part of its participation in the CPP with par value of $10.5 million) plus all accrued and unpaid dividends thereon;

or if such redemption is not permitted by regulatory authorities for MWFS, the redemption of such stock by the Company for a maximum payment of $12.0 million.

BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES(Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Reclassification	Reclassification: Certain amounts in the 2011 consolidated financial statements have been reclassified to conform to the 2012 presentation.
Recent Accounting Pronouncements
Recent Accounting Pronouncements: In July 2012, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2012-02, Testing Indefinite-Lived Intangible Assets for Impairment (the revised standard). It allows companies to perform a “qualitative” assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar in approach to the goodwill impairment test. The revised standard is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, and entities can choose to early adopt the revised guidance. It is not expected to have a material impact on the Company’s financial position, results of operations or disclosures.

In April 2012, the FASB issued a proposed ASU to address the subsequent measurement of indemnification assets recognized as a result of a government assisted acquisition of a financial institution. The proposal requires an indemnification asset recognized as a result of a government assisted acquisition to be subsequently measured on the same basis as the indemnified item subject to the contractual limitations and amounts of the underlying contract. Comment letters on this proposed guidance were due by July 16, 2012. Because this standard is still in the proposal stage, the impact on the Company’s financial position, results of operations and disclosures has not been assessed.

In May 2011, the FASB issued an accounting standard that requires companies to disclose more of the processes for valuing items categorized as Level 3 in the fair value hierarchy, provide quantitative information about the significant unobservable inputs used in the measurement and, in certain cases, explain how sensitive the measurements are to changes in the inputs. Other than requiring additional disclosures, the adoption of this new guidance does not have a material impact on the Company’s financial condition, results of operations or liquidity.

In June 2011, the FASB issued an accounting standard that allows an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both options, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The statement(s) are required to be presented with equal prominence as the other primary financial statements. The accounting pronouncement eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity, but does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company adopted this standard effective with its 2012 reporting, electing to present a consolidated statement of comprehensive income separate from, but consecutive to, its consolidated income statement.

EARNINGS (LOSS) PER COMMON SHARE (Tables)	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Abstract]
Schedule of basic and diluted earnings (loss) per common share
Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2012	2011	2012	2011
(in thousands)
Net income, net of noncontrolling interest	$965	$343	$2,099	$982
Less preferred stock dividends and discount accretion	305	664	915	1,156
Net income (loss) available to common shareholders’	$660	$(321)	$1,184	$(174)
Weighted average common shares outstanding	3,415	3,472	3,449	3,467
Effect of dilutive stock instruments	16	—	16	—
Diluted weighted average common shares outstanding	3,431	3,472	3,465	3,467
Basic earnings (loss) per common share	$0.19	$(0.09)	$0.34	$(0.05)
Diluted earnings (loss) per common share	$0.19	$(0.09)	$0.34	$(0.05)

SECURITIES AVAILABLE FOR SALE (Tables)	9 Months Ended
Sep. 30, 2012
Available-For-Sale Securities [Abstract]
Schedule of amortized costs and fair values of securities available for sale

(in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
September 30, 2012
State, county and municipals	$32,315	$1,304	$—	$33,619
Mortgage-backed securities	17,412	951	—	18,363
U.S. Government sponsored enterprises	2,499	4	—	2,503
Equity securities	1,624	966	—	2,590
	$53,850	$3,225	$—	$57,075

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Values
December 31, 2011
State, county and municipals	$30,130	$1,718	$—	$31,848
Mortgage-backed securities	17,450	1,042	7	18,485
U.S. Government sponsored enterprises	4,995	24	—	5,019
Equity securities	1,624	—	217	1,407
	$54,199	$2,784	$224	$56,759

Schedule of unrealized losses and fair value

	December 31, 2011
	Less than 12 months		12 months or more		Total
(in thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government sponsored enterprises	$1,015	$7	$—	$—	$1,015	$7
Equity securities	—	—	1,407	217	1,407	217
	$1,015	$7	$1,407	$217	$2,422	$224

Schedule of amortized cost and fair value classified by contractual maturities
		September 30, 2012
(in thousands)	Amortized Cost		Fair Value
Due in less than one year	$6,381		$6,410
Due in one year through five years	20,978		21,973
Due after five years through ten years	7,080		7,364
Due after ten years	375		375
	34,814		36,122
Mortgage-backed securities	17,412		18,363
Equity securities	1,624		2,590
Securities available for sale	$53,850		$57,075

LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY (Tables)	9 Months Ended
Sep. 30, 2012
Receivables [Abstract]
Schedule of loan composition
	2012		2011
(in thousands)	Amount	% of Total	Amount	% of Total
Commercial & Industrial	$201,363	36.9%	$154,011	32.6%
Commercial real estate (“CRE”) Owner-occupied	112,040	20.5%	111,179	23.5%
CRE Investment	71,520	13.1%	66,577	14.1%
Construction & Land Development	26,964	5.0%	24,774	5.2%
Residential Construction	7,670	1.4%	9,363	2.0%
Residential First Mortgage	79,543	14.6%	56,392	11.9%
Residential Junior Mortgage	40,928	7.5%	42,699	9.0%
Retail & Other	5,680	1.0%	7,494	1.7%
Loans	545,708	100.0%	472,489	100.0%
Less allowance for loan losses	6,491		5,899
Loans, net	$539,217		$466,590

Schedule of changes in ALLL by portfolio segment

Allowance for Loan Losses (ALLL):	Commercial & Industrial	Owner-occ. CRE	Investment CRE	Construction & Land Development	Residential Construction	Residential First Mortgage	Residential Junior Mortgage	Retail & Other	Total
Beginning balance December 31, 2011	$1,965	$347	$393	$2,035	$311	$405	$419	$24	$5,899
Provision for loan losses charged to operations	806	1,507	210	154	205	310	125	33	3,350
Loans charged off	129	1,327	305	307	396	216	118	38	2,836
Recoveries	34	9	—	22	—	7	5	1	78
Ending balance September 30, 2012	$2,676	$536	$298	$1,904	$120	$506	$431	$20	$6,491
As percent of ALLL

ALLL attributed to individually evaluated loans	$—	$165	$—	$—	$—	$—	$—	$—	$165
ALLL attributed to collectively evaluated loans	2,676	371	298	1,904	120	506	431	20	6,326
Ending balance	$2,676	$536	$298	$1,904	$120	$506	$431	$20	$6,491

Loans:
Individually evaluated	$3,986	$354	$380	$8,558	$397	$1,326	$—	$151	$15,152
Collectively evaluated	197,377	111,686	71,140	18,406	7,273	78,217	40,928	5,529	530,556
Total loans	$201,363	$112,040	$71,520	$26,964	$7,670	$79,543	$40,928	$5,680	$545,708

Less ALLL	$2,676	$536	$298	$1,904	$120	$506	$431	$20	$6,491
Net loans	$198,687	$111,504	$71,222	$25,060	$7,550	$79,037	$40,497	$5,660	$539,217

Schedule of nonaccrual loans by portfolio segment

(in thousands)	2012	% to Total	2011	% to Total
Commercial & Industrial	$3,986	26.3%	$1,596	16.8%
CRE Owner-occupied	354	2.3%	934	9.9%
CRE Investment	380	2.5%	716	7.6%
Construction & Land Development	8,558	56.5%	3,367	35.5%
Residential Construction	397	2.6%	1,480	15.6%
Residential First Mortgage	1,326	8.8%	1,129	11.9%
Residential Junior Mortgage	—	—%	105	1.1%
Retail & Other	151	1.0%	149	1.6%
Loans	$15,152	100.0%	$9,476	100%

Schedule of summary of loans by credit quality indicator based on internally assigned credit grade

(in thousands)	Grades 1–4	Grade 5	Grade 6	Grade 7	Grade 8	Grade 9	Total
Commercial & Industrial	$193,018	$958	$1,381	$6,006	$—	$—	$201,363
CRE Owner-occupied	101,139	7,042	2,054	1,640	165	—	112,040
CRE Investment	60,375	10,009	—	1,136	—	—	71,520
Construction & Land Development	11,240	923	885	13,916	—	—	26,964
Residential Construction	6,739	—	—	931	—	—	7,670
Residential First Mortgage	76,066	1,102	—	2,375	—	—	79,543
Residential Junior Mortgage	40,091	216	249	372	—	—	40,928
Retail & Other	5,529	—	—	151	—	—	5,680
Total loans	$494,197	$20,250	$4,569	$26,527	$165	$—	$545,708

Schedule of loans by past due status

	September 30, 2012
(in thousands)	30–89 Days Past Due (accruing)	90 Days & Over or non-accrual	Current	Total
Commercial & Industrial	$100	$3,986	$197,277	$201,363
CRE Owner-occupied	1,857	354	109,829	112,040
CRE Investment	—	380	71,140	71,520
Construction & Land Development	—	8,558	18,406	26,964
Residential Construction	—	397	7,273	7,670
Residential First Mortgage	—	1,326	78,217	79,543
Residential Junior Mortgage	—	—	40,928	40,928
Retail & Other	14	151	5,515	5,680
Total loans	$1,971	$15,152	$528,585	$545,708
As a percent of total loans	0.4%	2.8%	96.8%	100.0%

	December 31, 2011
	30–89 Days Past Due (accruing)	90 Days & Over or on non-accrual	Current	Total
Commercial	$1,278	$2,530	$261,382	$265,190
Real Estate-Commercial	—	716	65,861	66,577
Real Estate-Residential	330	1,129	54,933	56,392
Construction	1,139	4,847	28,151	34,137
Consumer	123	254	49,816	50,193
Total loans	$2,870	$9,476	$460,143	$472,489
As a percent of total loans	0.6%	2.0%	97.4%	100.0%

Schedule of impaired loans
The following table presents impaired loans as of the dates indicated:
(in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
September 30, 2012
With no related allowance:
Commercial & Industrial	$3,986	$4,432	$—	$2,330	$274
CRE Owner-occupied	60	60	—	298	12
CRE Investment	380	409	—	370	17
Construction & Land Development	8,558	8,692	—	7,289	374
Residential Construction	397	446	—	811	18
Residential First Mortgage	1,326	1,369	—	739	49
Residential Junior Mortgage	—	—	—	62	—
Retail & Other	151	151	—	151	—
With a related allowance:			—
Commercial & Industrial	$—	$—	—	$1,243	$—
CRE Owner-occupied	294	294	165	431	—
CRE Investment	—	—	—	179	—
Construction & Land Development.	—	—	—	30	—
Residential Construction	—	—	—	370	—
Residential First Mortgage	—	—	—	95	—
Residential Junior Mortgage	—	—	—	—	—
Retail & Other	—	—	—	—	—
Total:
Commercial & Industrial	$3,986	$4,432	—	$3,573	$274
CRE Owner-occupied	354	354	165	728	12
CRE Investment	380	409	—	549	17
Construction & Land Development	8,558	8,692	—	7,319	374
Residential Construction	397	446	—	1,181	18
Residential First Mortgage	1,326	1,369	—	834	49
Residential Junior Mortgage	—	—	—	62	—
Retail & Other	151	151	—	151	—
Total	$15,152	$15,853	$165	$14,397	$744

The following is a summary of information pertaining to impaired loans as of December 31, 2011:

Impaired loans for which a specific allowance has been provided	$3,353,000
Impaired loans for which no specific allowance has been provided	6,274,000
Total loans determined to be impaired	$9,627,000
Specific allowance provided for impaired loans, included in the allowance for loan losses	$549,000
Average investment in year-end impaired loans	$19,096,000
Cash basis interest income recognized on year-end impaired loans	$373,000

NOTES PAYABLE (Tables)	9 Months Ended
Sep. 30, 2012
Notes Payable [Abstract]
Schedule of notes payable
(in thousands)	September 30, 2012	December 31, 2011
Joint Venture note	$10,212	$10,374
FHLB advances	25,000	25,000
	$35,212	$35,374

FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Abstract]
Schedule of fair value measured on recurring basis

	September 30, 2012
Measured at Fair Value on a Recurring Basis	Fair Value Measurements Using
(in thousands)	Total	Level 1	Level 2	Level 3
State, county and municipals	$33,619	$—	$32,644	$975
Mortgage-backed securities	18,363	—	18,363	—
U.S. Government sponsored enterprises	2,503	—	2,503	—
Equity securities	2,590	2,590	—	—
Securities available-for-sale	$57,075	$2,590	$53,510	$975

	December 31, 2011
	Fair Value Measurements Using
	Total	Level 1	Level 2	Level 3
State, county and municipals	$31,848	$—	$30,873	$975
Mortgage-backed securities	18,484	—	18,484	—
U.S. Government sponsored enterprises	5,020	—	5,020	—
Equity securities	1,407	1,407	—	—
Securities available-for-sale	$56,759	$1,407	$54,377	$975

	Securities Available for Sale
Level 3 Fair Value Measurements:	Nine Months Ended September 30, 2012	Year Ended December 31, 2012
(in thousands)
Balance at beginning of year	$975	$1,050
Purchases/(sales)/(settlements), net	—	(75)
Net change in gain/(loss), realized and unrealized	—	—
Transfers in/(out) of Level 3	—	—
Balance at end of period	$975	$975

Schedule of fair value measured on nonrecurring basis

Measured at Fair Value on a Nonrecurring Basis		Fair Value Measurements Using
(in thousands)	September 30, 2012	Level 1	Level 2	Level 3
Collateral-dependent impaired loans	$15,152	$—	$15,152	$—
Other real estate owned	617	—	617	—

		Fair Value Measurements Using
	December 31, 2011	Level 1	Level 2	Level 3
Collateral-dependent impaired loans	$8,878	$—	$8,878	$—
Other real estate owned	641	—	641	—

Schedule of estimated fair values of financial instruments

	September 30, 2012
			Fair Value Measurements Using
(in thousands)	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Cash and cash equivalents	$27,552	$27,552	$27,552	$—	$—
Securities available for sale	57,075	57,075	2,590	53,510	975
Other investments	5,221	5,221	—	—	5,221
Loans held for sale	3,484	3,484	—	—	3,484
Loans, net	539,217	543,263	—	15,152	528,111
Bank owned life insurance	18,509	18,509	—	18,509	—

Financial liabilities:
Deposits	$554,858	$556,741	$—	$—	$556,741
Short-term borrowings	4,313	4,313	—	4,313	—
Notes payable	35,212	35,994	—	35,994	—
Junior subordinated debentures	6,186	6,186	—	—	6,186

	December 31, 2011
	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$92,129	$92,129
Certificates of deposits in other banks	248	248
Securities available for sale	56,759	56,759
Other investments	5,211	5,211
Loans held for sale	11,373	11,373
Loans, net	466,589	469,734
Bank owned life insurance	14,237	14,237

Financial liabilities:
Deposits	$551,536	$553,761
Short-term borrowings	4,132	4,132
Notes payable	35,374	36,557
Junior subordinated debentures	6,186	6,186

STOCK-BASED COMPENSATION (Tables)	9 Months Ended
Sep. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of stock incentive plans for options
Weighted- Average Fair Value per share of Options Granted	Options Outstanding	Weighted- Average Exercise Price	Exercisable
Balance — December 31, 2010		729,657	$17.59	491,780
Granted	—	—	—
Exercise of stock options		(17,750)	11.06
Cancelled		(9,000)	15.76
Balance — December 31, 2011		702,907	17.78	533,074
Granted	$4.87	184,625	16.50
Exercise of stock options		(4,500)	12.50
Cancelled		(22,175)	17.01
Balance — September 30, 2012		860,857	$17.55	540,937

Schedule of restricted stock awards

	Weighted- Average Fair Value per share of Restricted Stock	Restricted Stock Outstanding
Balance — December 31, 2011		—
Granted	$16.50	54,725
Vested		—
Forfeited	16.50	(250)
Balance — September 30, 2012	$16.50	54,475

BUSINESS COMBINATION (Detail Textuals) (Branch Acquisition, USD $) In Millions, unless otherwise specified	1 Months Ended
Jul. 23, 2010
Branch Acquisition
Business Acquisition [Line Items]
Fair value of acquired assets	$ 107
Loans	25
Core deposit intangible	4
Cash	78
Fair value of assumed liabilities	107
Deposits	106
Time deposits	1
Core deposit intangible	$ 4
Amortized on an accelerated basis over its estimated useful life	10 years

EARNINGS (LOSS) PER COMMON SHARE - Calculations for basic and diluted earnings (loss) per common share (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Net income, net of noncontrolling interest	$ 964,838	$ 343,158	$ 2,099,064	$ 982,062	$ 1,490,285	$ 1,110,349	$ 1,176,763
Less preferred stock dividends and discount accretion	305,000	663,752	915,000	1,156,332	1,461,332	985,160	1,001,017
Net income (loss) available to common shareholders'	$ 659,838	$ (320,594)	$ 1,184,064	$ (174,270)	$ 28,953	$ 125,189	$ 175,746
Weighted average common shares outstanding (in shares)	3,414,561	3,472,064	3,448,916	3,466,960	3,468,658	3,452,358	3,499,793
Effect of dilutive stock instruments (in shares)	16,000		16,000
Diluted weighted average common shares outstanding (in shares)	3,431,321	3,472,064	3,465,031	3,466,960	3,487,760	3,481,042	3,528,102
Basic earnings (loss) per common share (in dollars per share)	$ 0.19	$ (0.09)	$ 0.34	$ (0.05)	$ 0.01	$ 0.04	$ 0.05
Diluted earnings (loss) per common share (in dollars per share)	$ 0.19	$ (0.09)	$ 0.34	$ (0.05)	$ 0.01	$ 0.04	$ 0.05

SECURITIES AVAILABLE FOR SALE - Amortized costs and fair values of securities available for sale (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 53,850	$ 54,199
Gross unrealized gains	3,225	2,784
Gross unrealized losses		224
Fair value	57,075	56,759
State, county and municipals
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	32,315	30,130
Gross unrealized gains	1,304	1,718
Gross unrealized losses
Fair value	33,619	31,848
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	17,412	17,450
Gross unrealized gains	951	1,042
Gross unrealized losses		7
Fair value	18,363	18,484
U.S. Government sponsored enterprises
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,499	4,995
Gross unrealized gains	4	24
Gross unrealized losses
Fair value	2,503	5,019
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,624	1,624
Gross unrealized gains	966
Gross unrealized losses		217
Fair value	$ 2,590	$ 1,407

SECURITIES AVAILABLE FOR SALE - Gross unrealized losses and the related fair value of securities available for sale (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair value	$ 1,015
Less than 12 months, Unrealized losses	7
12 months or more, Fair value	1,407
12 months or more, Unrealized losses	217
Total, Fair value	2,422
Total, Unrealized losses	224
U.S. Government sponsored enterprises
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair value	1,015
Less than 12 months, Unrealized losses	7
12 months or more, Fair value
12 months or more, Unrealized losses
Total, Fair value	1,015
Total, Unrealized losses	7
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months, Fair value
Less than 12 months, Unrealized losses
12 months or more, Fair value	1,407
12 months or more, Unrealized losses	217
Total, Fair value	1,407
Total, Unrealized losses	$ 217

SECURITIES AVAILABLE FOR SALE - Amortized cost and fair values of securities available for sale at by contractual maturity (Details 2) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Due in less than one year	$ 6,381
Amortized cost, Due in one year through five years	20,978
Amortized cost, Due after five years through ten years	7,080
Amortized cost, Due after ten years	375
Amortized cost, Total	34,814
Fair value, Due in less than one year	6,410
Fair value, Due in one year through five years	21,973
Fair value, Due after five years through ten years	7,364
Fair value, Due after ten years	375
Fair value, Total	36,122
Amortized cost, Securities available for sale	53,850
Fair value, Securities available for sale	57,075	56,759
Mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Securities available for sale	17,412
Fair value, Securities available for sale	18,363	18,484
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost, Securities available for sale	1,624
Fair value, Securities available for sale	$ 2,590	$ 1,407

SECURITIES AVAILABLE FOR SALE (Detail Textuals) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2010	Dec. 31, 2009
Available-For-Sale Securities [Abstract]
Proceeds from sales of securities available for sale	$ 5,415,008	$ 3,305,201	$ 14,264
Recognizing gross gains on sales of securities available for sale	$ 440,000

LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY - Summary of loan composition - (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 545,707,995	$ 472,488,814	$ 513,760,783
Less allowance for loan losses	6,490,649	5,899,488	8,635,059
Loans, net	539,217,346	466,589,326	505,125,724
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	545,708,000	472,489,000
Less allowance for loan losses	6,491,000	5,899,000
Loans, net	539,217,000	466,590,000
% of Total	100.00%	100.00%
Loans Receivable | Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	201,363,000	154,011,000
Less allowance for loan losses	2,676,000	1,965,000
Loans, net	198,687,000
% of Total	36.90%	32.60%
Loans Receivable | Commercial real estate ("CRE") Owner-occupied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	112,040,000	111,179,000
Less allowance for loan losses	536,000	347,000
Loans, net	111,504,000
% of Total	20.50%	23.50%
Loans Receivable | CRE Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	71,520,000	66,577,000
Less allowance for loan losses	298,000	393,000
Loans, net	71,222,000
% of Total	13.10%	14.10%
Loans Receivable | Construction & Land Development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	26,964,000	24,774,000
Less allowance for loan losses	1,904,000	2,035,000
Loans, net	25,060,000
% of Total	5.00%	5.20%
Loans Receivable | Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	7,670,000	9,363,000
Less allowance for loan losses	120,000	311,000
Loans, net	7,550,000
% of Total	1.40%	2.00%
Loans Receivable | Residential First Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	79,543,000	56,392,000
Less allowance for loan losses	506,000	405,000
Loans, net	79,037,000
% of Total	14.60%	11.90%
Loans Receivable | Residential Junior Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	40,928,000	42,699,000
Less allowance for loan losses	431,000	419,000
Loans, net	40,497,000
% of Total	7.50%	9.00%
Loans Receivable | Retail & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,680,000	7,494,000
Less allowance for loan losses	20,000	24,000
Loans, net	$ 5,660,000
% of Total	1.00%	1.70%

LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY - Summary of the changes in the ALLL by portfolio segment for the periods -Allowance for Loan Losses (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Loans Receivable	Sep. 30, 2012 Loans Receivable Commercial & Industrial	Sep. 30, 2012 Loans Receivable Owner-occ. CRE	Sep. 30, 2012 Loans Receivable Investment CRE	Sep. 30, 2012 Loans Receivable Construction & Land Development	Sep. 30, 2012 Loans Receivable Residential Construction	Sep. 30, 2012 Loans Receivable Residential First Mortgage	Sep. 30, 2012 Loans Receivable Residential Junior Mortgage	Sep. 30, 2012 Loans Receivable Retail & Other
Allowance for Loan Losses (ALLL):
Beginning balance December 31, 2011	$ 6,490,649	$ 5,899,488	$ 8,635,059	$ 5,899,000	$ 1,965,000	$ 347,000	$ 393,000	$ 2,035,000	$ 311,000	$ 405,000	$ 419,000	$ 24,000
Provision for loan losses charged to operations				3,350,000	806,000	1,507,000	210,000	154,000	205,000	310,000	125,000	33,000
Loans charged off				2,836,000	129,000	1,327,000	305,000	307,000	396,000	216,000	118,000	38,000
Recoveries				78,000	34,000	9,000		22,000		7,000	5,000	1,000
Ending balance September 30, 2012	$ 6,490,649	$ 5,899,488	$ 8,635,059	$ 6,491,000	$ 2,676,000	$ 536,000	$ 298,000	$ 1,904,000	$ 120,000	$ 506,000	$ 431,000	$ 20,000

LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY - Summary of the changes in the ALLL by portfolio segment - As percent of ALLL (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
As percent of ALLL
Ending balance	$ 6,490,649	$ 5,899,488	$ 8,635,059
Loans:
Total loans	545,707,995	472,488,814	513,760,783
Less ALLL	6,490,649	5,899,488	8,635,059
Net loans	539,217,346	466,589,326	505,125,724
Loans Receivable
As percent of ALLL
ALLL attributed to individually evaluated loans	165,000
ALLL attributed to collectively evaluated loans	6,326,000
Ending balance	6,491,000	5,899,000
Loans:
Individually evaluated	15,152,000
Collectively evaluated	530,556,000
Total loans	545,708,000	472,489,000
Less ALLL	6,491,000	5,899,000
Net loans	539,217,000	466,590,000
Loans Receivable | Commercial & Industrial
As percent of ALLL
ALLL attributed to individually evaluated loans
ALLL attributed to collectively evaluated loans	2,676,000
Ending balance	2,676,000	1,965,000
Loans:
Individually evaluated	3,986,000
Collectively evaluated	197,377,000
Total loans	201,363,000	154,011,000
Less ALLL	2,676,000	1,965,000
Net loans	198,687,000
Loans Receivable | Owner-occ. CRE
As percent of ALLL
ALLL attributed to individually evaluated loans	165,000
ALLL attributed to collectively evaluated loans	371,000
Ending balance	536,000	347,000
Loans:
Individually evaluated	354,000
Collectively evaluated	111,686,000
Total loans	112,040,000	111,179,000
Less ALLL	536,000	347,000
Net loans	111,504,000
Loans Receivable | Investment CRE
As percent of ALLL
ALLL attributed to individually evaluated loans
ALLL attributed to collectively evaluated loans	298,000
Ending balance	298,000	393,000
Loans:
Individually evaluated	380,000
Collectively evaluated	71,140,000
Total loans	71,520,000	66,577,000
Less ALLL	298,000	393,000
Net loans	71,222,000
Loans Receivable | Construction & Land Development
As percent of ALLL
ALLL attributed to individually evaluated loans
ALLL attributed to collectively evaluated loans	1,904,000
Ending balance	1,904,000	2,035,000
Loans:
Individually evaluated	8,558,000
Collectively evaluated	18,406,000
Total loans	26,964,000	24,774,000
Less ALLL	1,904,000	2,035,000
Net loans	25,060,000
Loans Receivable | Residential Construction
As percent of ALLL
ALLL attributed to individually evaluated loans
ALLL attributed to collectively evaluated loans	120,000
Ending balance	120,000	311,000
Loans:
Individually evaluated	397,000
Collectively evaluated	7,273,000
Total loans	7,670,000	9,363,000
Less ALLL	120,000	311,000
Net loans	7,550,000
Loans Receivable | Residential First Mortgage
As percent of ALLL
ALLL attributed to individually evaluated loans
ALLL attributed to collectively evaluated loans	506,000
Ending balance	506,000	405,000
Loans:
Individually evaluated	1,326,000
Collectively evaluated	78,217,000
Total loans	79,543,000	56,392,000
Less ALLL	506,000	405,000
Net loans	79,037,000
Loans Receivable | Residential Junior Mortgage
As percent of ALLL
ALLL attributed to individually evaluated loans
ALLL attributed to collectively evaluated loans	431,000
Ending balance	431,000	419,000
Loans:
Individually evaluated
Collectively evaluated	40,928,000
Total loans	40,928,000	42,699,000
Less ALLL	431,000	419,000
Net loans	40,497,000
Loans Receivable | Retail & Other
As percent of ALLL
ALLL attributed to individually evaluated loans
ALLL attributed to collectively evaluated loans	20,000
Ending balance	20,000	24,000
Loans:
Individually evaluated	151,000
Collectively evaluated	5,529,000
Total loans	5,680,000	7,494,000
Less ALLL	20,000	24,000
Net loans	$ 5,660,000

LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY - Nonaccrual loans by portfolio segment (Details 3) (Loans Receivable, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 15,152	$ 9,476
% to Non Accrual Total	100.00%	100.00%
Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,986	1,596
% to Non Accrual Total	26.30%	16.80%
CRE Owner-occupied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	354	934
% to Non Accrual Total	2.30%	9.90%
CRE Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	380	716
% to Non Accrual Total	2.50%	7.60%
Construction & Land Development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,558	3,367
% to Non Accrual Total	56.50%	35.50%
Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	397	1,480
% to Non Accrual Total	2.60%	15.60%
Residential First Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,326	1,129
% to Non Accrual Total	8.80%	11.90%
Residential Junior Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans		105
% to Non Accrual Total		1.10%
Retail & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 151	$ 149
% to Non Accrual Total	1.00%	1.60%

LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY - Summary of loans by credit quality indicator based on internally assigned credit grade (Details 4) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 545,707,995	$ 472,488,814	$ 513,760,783
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	545,708,000	472,489,000
Loans Receivable | Grades 1-4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	494,197,000
Loans Receivable | Grade 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	20,250,000
Loans Receivable | Grade 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	4,569,000
Loans Receivable | Grade 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	26,527,000
Loans Receivable | Grade 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	165,000
Loans Receivable | Grade 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	201,363,000	154,011,000
Loans Receivable | Commercial & Industrial | Grades 1-4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	193,018,000
Loans Receivable | Commercial & Industrial | Grade 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	958,000
Loans Receivable | Commercial & Industrial | Grade 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,381,000
Loans Receivable | Commercial & Industrial | Grade 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	6,006,000
Loans Receivable | Commercial & Industrial | Grade 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Commercial & Industrial | Grade 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | CRE Owner-occupied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	112,040,000	111,179,000
Loans Receivable | CRE Owner-occupied | Grades 1-4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	101,139,000
Loans Receivable | CRE Owner-occupied | Grade 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	7,042,000
Loans Receivable | CRE Owner-occupied | Grade 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	2,054,000
Loans Receivable | CRE Owner-occupied | Grade 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,640,000
Loans Receivable | CRE Owner-occupied | Grade 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	165,000
Loans Receivable | CRE Owner-occupied | Grade 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | CRE Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	71,520,000	66,577,000
Loans Receivable | CRE Investment | Grades 1-4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	60,375,000
Loans Receivable | CRE Investment | Grade 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	10,009,000
Loans Receivable | CRE Investment | Grade 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | CRE Investment | Grade 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,136,000
Loans Receivable | CRE Investment | Grade 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | CRE Investment | Grade 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Construction & Land Development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	26,964,000	24,774,000
Loans Receivable | Construction & Land Development | Grades 1-4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	11,240,000
Loans Receivable | Construction & Land Development | Grade 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	923,000
Loans Receivable | Construction & Land Development | Grade 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	885,000
Loans Receivable | Construction & Land Development | Grade 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	13,916,000
Loans Receivable | Construction & Land Development | Grade 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Construction & Land Development | Grade 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	7,670,000	9,363,000
Loans Receivable | Residential Construction | Grades 1-4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	6,739,000
Loans Receivable | Residential Construction | Grade 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Residential Construction | Grade 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Residential Construction | Grade 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	931,000
Loans Receivable | Residential Construction | Grade 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Residential Construction | Grade 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Residential First Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	79,543,000	56,392,000
Loans Receivable | Residential First Mortgage | Grades 1-4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	76,066,000
Loans Receivable | Residential First Mortgage | Grade 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,102,000
Loans Receivable | Residential First Mortgage | Grade 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Residential First Mortgage | Grade 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	2,375,000
Loans Receivable | Residential First Mortgage | Grade 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Residential First Mortgage | Grade 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Residential Junior Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	40,928,000	42,699,000
Loans Receivable | Residential Junior Mortgage | Grades 1-4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	40,091,000
Loans Receivable | Residential Junior Mortgage | Grade 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	216,000
Loans Receivable | Residential Junior Mortgage | Grade 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	249,000
Loans Receivable | Residential Junior Mortgage | Grade 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	372,000
Loans Receivable | Residential Junior Mortgage | Grade 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Residential Junior Mortgage | Grade 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Retail & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	5,680,000	7,494,000
Loans Receivable | Retail & Other | Grades 1-4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	5,529,000
Loans Receivable | Retail & Other | Grade 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Retail & Other | Grade 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Retail & Other | Grade 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	151,000
Loans Receivable | Retail & Other | Grade 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans
Loans Receivable | Retail & Other | Grade 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans

LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY - Summary of loans by past due status (Details 5) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	$ 545,707,995	$ 472,488,814	$ 513,760,783
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)	1,971,000	2,870,000
90 Days & Over or non-accrual	15,152,000	9,476,000
Current	528,585,000	460,143,000
Total loans	545,708,000	472,489,000
30-89 Days Past Due (accruing) - As a percent of total loans	0.40%	0.60%
90 Days & Over or non-accrual - As a percent of total loans	2.80%	2.00%
Current - As a percent of total loans	96.80%	97.40%
Total Loans percent	100.00%	100.00%
Loans Receivable | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)		1,278,000
90 Days & Over or non-accrual		2,530,000
Current		261,382,000
Total loans		265,190,000
Loans Receivable | Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)	100,000
90 Days & Over or non-accrual	3,986,000
Current	197,277,000
Total loans	201,363,000	154,011,000
Loans Receivable | CRE Owner-occupied
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)	1,857,000
90 Days & Over or non-accrual	354,000
Current	109,829,000
Total loans	112,040,000	111,179,000
Loans Receivable | Real Estate-Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)
90 Days & Over or non-accrual		716,000
Current		65,861,000
Total loans		66,577,000
Loans Receivable | CRE Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)
90 Days & Over or non-accrual	380,000
Current	71,140,000
Total loans	71,520,000	66,577,000
Loans Receivable | Real Estate-Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)		330,000
90 Days & Over or non-accrual		1,129,000
Current		54,933,000
Total loans		56,392,000
Loans Receivable | Construction & Land Development
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)
90 Days & Over or non-accrual	8,558,000
Current	18,406,000
Total loans	26,964,000	24,774,000
Loans Receivable | Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)
90 Days & Over or non-accrual	397,000
Current	7,273,000
Total loans	7,670,000	9,363,000
Loans Receivable | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)		1,139,000
90 Days & Over or non-accrual		4,847,000
Current		28,151,000
Total loans		34,137,000
Loans Receivable | Residential First Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)
90 Days & Over or non-accrual	1,326,000
Current	78,217,000
Total loans	79,543,000	56,392,000
Loans Receivable | Residential Junior Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)
90 Days & Over or non-accrual
Current	40,928,000
Total loans	40,928,000	42,699,000
Loans Receivable | Retail & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)	14,000
90 Days & Over or non-accrual	151,000
Current	5,515,000
Total loans	5,680,000	7,494,000
Loans Receivable | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
30-89 Days Past Due (accruing)		123,000
90 Days & Over or non-accrual		254,000
Current		49,816,000
Total loans		$ 50,193,000

LOANS, ALLOWANCE FOR LOAN LOSSES, AND CREDIT QUALITY - Summary of information pertaining to impaired loans (Details 6) (Loans Receivable, USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance: Recorded Investment		$ 6,274
With a related allowance: Recorded Investment		3,353
Total: Recorded Investment	15,152	9,627
Total: Unpaid Principal Balance	15,853
Total: Related Allowance	165	549
Total: Average Recorded Investment	14,397	19,096
Total: Interest Income Recognized	744	373
Commercial & Industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance: Recorded Investment	3,986
With no related allowance: Unpaid Principal Balance	4,432
With no related allowance: Average Recorded Investment	2,330
With no related allowance: Interest Income Recognized	274
With a related allowance: Recorded Investment
With a related allowance: Unpaid Principal Balance
With a related allowance: Related Allowance
With a related allowance: Average Recorded Investment	1,243
With a related allowance: Interest Income Recognized
Total: Recorded Investment	3,986
Total: Unpaid Principal Balance	4,432
Total: Related Allowance
Total: Average Recorded Investment	3,573
Total: Interest Income Recognized	274
CRE Owner-occupied
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance: Recorded Investment	60
With no related allowance: Unpaid Principal Balance	60
With no related allowance: Average Recorded Investment	298
With no related allowance: Interest Income Recognized	12
With a related allowance: Recorded Investment	294
With a related allowance: Unpaid Principal Balance	294
With a related allowance: Related Allowance	165
With a related allowance: Average Recorded Investment	431
With a related allowance: Interest Income Recognized
Total: Recorded Investment	354
Total: Unpaid Principal Balance	354
Total: Related Allowance	165
Total: Average Recorded Investment	728
Total: Interest Income Recognized	12
CRE Investment
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance: Recorded Investment	380
With no related allowance: Unpaid Principal Balance	409
With no related allowance: Average Recorded Investment	370
With no related allowance: Interest Income Recognized	17
With a related allowance: Recorded Investment
With a related allowance: Unpaid Principal Balance
With a related allowance: Related Allowance
With a related allowance: Average Recorded Investment	179
With a related allowance: Interest Income Recognized
Total: Recorded Investment	380
Total: Unpaid Principal Balance	409
Total: Related Allowance
Total: Average Recorded Investment	549
Total: Interest Income Recognized	17
Construction & Land Development
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance: Recorded Investment	8,558
With no related allowance: Unpaid Principal Balance	8,692
With no related allowance: Average Recorded Investment	7,289
With no related allowance: Interest Income Recognized	374
With a related allowance: Recorded Investment
With a related allowance: Unpaid Principal Balance
With a related allowance: Related Allowance
With a related allowance: Average Recorded Investment	30
With a related allowance: Interest Income Recognized
Total: Recorded Investment	8,558
Total: Unpaid Principal Balance	8,692
Total: Related Allowance
Total: Average Recorded Investment	7,319
Total: Interest Income Recognized	374
Residential Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance: Recorded Investment	397
With no related allowance: Unpaid Principal Balance	446
With no related allowance: Average Recorded Investment	811
With no related allowance: Interest Income Recognized	18
With a related allowance: Recorded Investment
With a related allowance: Unpaid Principal Balance
With a related allowance: Related Allowance
With a related allowance: Average Recorded Investment	370
With a related allowance: Interest Income Recognized
Total: Recorded Investment	397
Total: Unpaid Principal Balance	446
Total: Related Allowance
Total: Average Recorded Investment	1,181
Total: Interest Income Recognized	18
Residential First Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance: Recorded Investment	1,326
With no related allowance: Unpaid Principal Balance	1,369
With no related allowance: Average Recorded Investment	739
With no related allowance: Interest Income Recognized	49
With a related allowance: Recorded Investment
With a related allowance: Unpaid Principal Balance
With a related allowance: Related Allowance
With a related allowance: Average Recorded Investment	95
With a related allowance: Interest Income Recognized
Total: Recorded Investment	1,326
Total: Unpaid Principal Balance	1,369
Total: Related Allowance
Total: Average Recorded Investment	834
Total: Interest Income Recognized	49
Residential Junior Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance: Recorded Investment
With no related allowance: Unpaid Principal Balance
With no related allowance: Average Recorded Investment	62
With no related allowance: Interest Income Recognized
With a related allowance: Recorded Investment
With a related allowance: Unpaid Principal Balance
With a related allowance: Related Allowance
With a related allowance: Average Recorded Investment
With a related allowance: Interest Income Recognized
Total: Recorded Investment
Total: Unpaid Principal Balance
Total: Related Allowance
Total: Average Recorded Investment	62
Total: Interest Income Recognized
Retail & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
With no related allowance: Recorded Investment	151
With no related allowance: Unpaid Principal Balance	151
With no related allowance: Average Recorded Investment	151
With no related allowance: Interest Income Recognized
With a related allowance: Recorded Investment
With a related allowance: Unpaid Principal Balance
With a related allowance: Related Allowance
With a related allowance: Average Recorded Investment
With a related allowance: Interest Income Recognized
Total: Recorded Investment	151
Total: Unpaid Principal Balance	151
Total: Related Allowance
Total: Average Recorded Investment	151
Total: Interest Income Recognized

NOTES PAYABLE - Information regarding notes payable (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Type [Line Items]
Notes payable	$ 35,212,115	$ 35,373,896	$ 35,581,489
Joint Venture Note
Debt Type [Line Items]
Notes payable	10,212,000	10,374,000
Federal Home Loan Bank Advances
Debt Type [Line Items]
Notes payable	$ 25,000,000	$ 25,000,000

NOTES PAYABLE (Detail Textuals) (USD $)	9 Months Ended
	Sep. 30, 2012 Loan	Dec. 31, 2011
Joint Venture Note
Debt Type [Line Items]
Fixed rate	5.81%
Federal Home Loan Bank Advances
Debt Type [Line Items]
Number of fixed-rate FHLB advances	5
FHLB advances	$ 25,000,000
Weighted average rate	2.61%	2.87%
FHLB advances collateralized pledged	$ 43,997,000	$ 47,316,000

JUNIOR SUBORDINATED DEBENTURES (Detail Textuals) (USD $)	1 Months Ended
	Jul. 31, 2004	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Junior subordinated debentures	$ 6,186,000	$ 6,185,568	$ 6,185,568	$ 6,185,568
Subordinated debentures, fixed rate (in percent)	8.00%
Maturity date of the debenture, if not redeemed,	Jul 15, 2034
Nicolet Bankshares Statutory Trust I
Debt Instrument [Line Items]
Junior subordinated debentures	$ 6,000,000

STOCKHOLDERS' EQUITY (Detail Textuals) (USD $)	9 Months Ended	12 Months Ended			1 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 23, 2008 Capital Purchase Program	Dec. 23, 2008 Capital Purchase Program Senior Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock share value received from UST	$ 25,443	$ 35,772	$ 207,702	$ 180,329		$ 14,964,000
Preferred stock share received from UST (in shares)						14,964
Preferred stock, liquidation preference per share (in dollars per share)						$ 1,000
Description of preferred stock, dividend payment terms						5% dividend for the first five years and 9% thereafter
Preferred stock dividend rate						5.00%
Preferred stock dividend payment rate after five years						9.00%
Additional preferred stock shares issued (in shares)						748
Additional preferred stock dividend rate percentage						9.00%
Additional preferred stock liquidation preference per share						$ 1,000
Payments of stock issuance costs						100,000
Preferred stock, discount on shares						$ 848,000
Accretion period for warrants						5 years
Warrants accreted method						Straight-line basis
Minimum compensation for tax exemption of senior executive officer					above $500,000

STOCKHOLDERS' EQUITY (Detail Textuals 1) (USD $)	9 Months Ended	12 Months Ended			9 Months Ended		12 Months Ended			1 Months Ended		9 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Common stock	Sep. 30, 2011 Common stock	Dec. 31, 2011 Common stock	Dec. 31, 2010 Common stock	Dec. 31, 2009 Common stock	Sep. 01, 2011 Capital Purchase Program Small Business Lending Fund	Sep. 01, 2011 Capital Purchase Program Non-cumulative Perpetual Series C Preferred Stock Small Business Lending Fund	Sep. 30, 2012 Capital Purchase Program Non-cumulative Perpetual Series C Preferred Stock Small Business Lending Fund	Sep. 30, 2011 Capital Purchase Program Non-cumulative Perpetual Series C Preferred Stock Small Business Lending Fund	Sep. 30, 2012 Capital Purchase Program Non-cumulative Perpetual Series C Preferred Stock Small Business Lending Fund Dividend Rate For Nine Calendar Quarter	Sep. 30, 2012 Capital Purchase Program Non-cumulative Perpetual Series C Preferred Stock Small Business Lending Fund Dividend Rate For Tenth Quarter	Sep. 30, 2012 Capital Purchase Program Non-cumulative Perpetual Series C Preferred Stock Small Business Lending Fund Dividend Rate After Four and One Half Years
Stockholders Equity Note [Line Items]
Preferred stock redeemed										$ 15,712,000
Maximum revenue limit for qualifying as small businesses										50,000,000
Issuance of common stock	25,443	35,772	207,702	180,329		15	22	121	107		24,400,000
Preferred stock share received from UST (in shares)											24,400
Preferred stock, liquidation preference per share (in dollars per share)											$ 1,000
Payments of stock issuance costs											41,000
Preferred stock dividend rate														5.00%	7.00%	9.00%
Preferred stock, dividend rate, reduction in percentage												1.00%
Weighted average dividend rate												5.00%	5.00%
Common stock shares repurchased (in shares)				96,600	80,692
Common stock shares repurchased value				$ (1,618,880)	$ 1,331,000				$ (966)

FAIR VALUE MEASUREMENTS - Measured at Fair Value on Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	$ 57,075	$ 56,759
Fair Value Measurements Using Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,590
Fair Value Measurements Using Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	53,510
Fair Value Measurements Using Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	975
Measured at Fair Value on a Recurring Basis | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	57,075	56,759
Measured at Fair Value on a Recurring Basis | Fair Value | State, county and municipals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	33,619	31,848
Measured at Fair Value on a Recurring Basis | Fair Value | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	18,363	18,484
Measured at Fair Value on a Recurring Basis | Fair Value | U.S. Government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,503	5,020
Measured at Fair Value on a Recurring Basis | Fair Value | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,590	1,407
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,590	1,407
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 1 | State, county and municipals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 1 | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 1 | U.S. Government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 1 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,590	1,407
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	53,510	54,377
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 2 | State, county and municipals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	32,644	30,873
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 2 | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	18,363	18,484
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 2 | U.S. Government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	2,503	5,020
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 2 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	975	975
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 3 | State, county and municipals
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale	975	975
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 3 | Mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 3 | U.S. Government sponsored enterprises
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale
Measured at Fair Value on a Recurring Basis | Fair Value Measurements Using Level 3 | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale

FAIR VALUE MEASUREMENTS - Level 3 (significant unobservable inputs) fair value measurements (Details 1) (Measured at Fair Value on a Recurring Basis, Available-for-sale Securities, USD $)
In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Measured at Fair Value on a Recurring Basis | Available-for-sale Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of year	$ 975	$ 1,050
Purchases/(sales)/(settlements), net		(75)
Net change in gain/(loss), realized and unrealized
Transfers in/(out) of Level 3
Balance at end of period	$ 975	$ 975

FAIR VALUE MEASUREMENTS - Measured at Fair Value on Nonrecurring Basis (Details 2) (Measured at Fair Value on a Recurring Basis, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Fair Value | Collateral-dependent impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	$ 15,152	$ 8,878
Fair Value | Other real estate owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	617	641
Fair Value Measurements Using Level 1 | Collateral-dependent impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure
Fair Value Measurements Using Level 1 | Other real estate owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure
Fair Value Measurements Using Level 2 | Collateral-dependent impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	15,152	8,878
Fair Value Measurements Using Level 2 | Other real estate owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure	617	641
Fair Value Measurements Using Level 3 | Collateral-dependent impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure
Fair Value Measurements Using Level 3 | Other real estate owned
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure

FAIR VALUE MEASUREMENTS - Summarized estimated fair values of Companys financial instruments (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Financial assets:
Securities available for sale	$ 57,075	$ 56,759
Fair Value Measurements Using Level 1
Financial assets:
Cash and cash equivalents	27,552
Securities available for sale	2,590
Other investments
Loans held for sale
Loans, net
Bank owned life insurance
Financial liabilities:
Deposits
Short-term borrowings
Notes payable
Junior subordinated debentures
Fair Value Measurements Using Level 2
Financial assets:
Cash and cash equivalents
Securities available for sale	53,510
Other investments
Loans held for sale
Loans, net	15,152
Bank owned life insurance	18,509
Financial liabilities:
Deposits
Short-term borrowings	4,313
Notes payable	35,994
Junior subordinated debentures
Fair Value Measurements Using Level 3
Financial assets:
Cash and cash equivalents
Securities available for sale	975
Other investments	5,221
Loans held for sale	3,484
Loans, net	528,111
Bank owned life insurance
Financial liabilities:
Deposits	556,741
Short-term borrowings
Notes payable
Junior subordinated debentures	6,186
Carrying Amount
Financial assets:
Cash and cash equivalents	27,552	92,129
Certificates of deposits in other banks		248
Securities available for sale	57,075	56,759
Other investments	5,221	5,211
Loans held for sale	3,484	11,373
Loans, net	539,217	466,589
Bank owned life insurance	18,509	14,237
Financial liabilities:
Deposits	554,858	551,536
Short-term borrowings	4,313	4,132
Notes payable	35,212	35,374
Junior subordinated debentures	6,186	6,186
Fair Value
Financial assets:
Cash and cash equivalents	27,552	92,129
Certificates of deposits in other banks		248
Securities available for sale	57,075	56,759
Other investments	5,221	5,211
Loans held for sale	3,484	11,373
Loans, net	543,263	469,734
Bank owned life insurance	18,509	14,237
Financial liabilities:
Deposits	556,741	553,761
Short-term borrowings	4,313	4,132
Notes payable	35,994	36,557
Junior subordinated debentures	$ 6,186	$ 6,186

STOCK-BASED COMPENSATION - Activity of the stock incentive plans for options (Details) (Stock Options, Stock Incentive Plan, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stock Options | Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value per share of options granted - Granted	$ 4.87
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, Balance	702,907	729,657
Options outstanding - Granted	184,625
Options outstanding - Exercise of stock options	(4,500)	(17,750)
Options outstanding - Cancelled	(22,175)	(9,000)
Options outstanding, Balance	860,857	702,907
Share Based Compensation Arrangement By Share Based Payment Award Options Exercisable Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price, Balance	$ 17.78	$ 17.59
Weighted average exercise price - Granted	$ 16.5
Weighted average exercise price - Exercise of stock options	$ 12.5	$ 11.06
Weighted average exercise price - Cancelled	$ 17.01	$ 15.76
Weighted average exercise price, Balance	$ 17.55	$ 17.78
Exercisable, Balance	533,074	491,780
Exercisable, Balance	540,937	533,074

STOCK-BASED COMPENSATION - Activity of the restricted stock awards (Details 1) (Restricted Stock, USD $)	9 Months Ended
Sep. 30, 2012
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted average fair value per share of restricted stock, Balance
Weighted average fair value per share of restricted stock, Granted	$ 16.5
Weighted average fair value per share of restricted stock, Vested
Weighted average fair value per share of restricted stock, Forfeited	$ 16.5
Weighted average fair value per share of restricted stock, Balance	$ 16.5
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Restricted stock outstanding, Balance
Restricted stock outstanding, Granted	54,725
Restricted stock outstanding, Vested
Restricted stock outstanding, Forfeited	(250)
Restricted stock outstanding, Balance	54,475

STOCK-BASED COMPENSATION (Detail Textuals) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock-based employee compensation	$ 376,000	$ 224,000

SUBSEQUENT EVENTS (Detail Textuals) (Subsequent Event, Merger Agreement With Mid Wisconsin Financial Services, USD $) In Millions, unless otherwise specified	1 Months Ended
Nov. 28, 2012
Subsequent Event | Merger Agreement With Mid Wisconsin Financial Services
Subsequent Event [Line Items]
Percentage of common stock MWFS received	37.27%
Preferred stock share issue value to UST	$ 10.5
Maximum payment in case redemption is not permitted by regulatory authorities	$ 12
Description condition for merger agreement	As a condition of the merger, MWFS shall have redeemed by the closing of the merger its preferred stock (issued to the UST by MWFS as part of its participation in the CPP with par value of $10.5 million) plus all accrued and unpaid dividends thereon; or if such redemption is not permitted by regulatory authorities for MWFS, the redemption of such stock by the Company for a maximum payment of $12.0 million.